UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

SEGALL BRYANT & HAMILL TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Derek W. Smith

Segall Bryant & Hamill Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Item 1 – Schedule of Investments.

Segall Bryant & Hamill Micro Cap Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.20%)
Communication Services (2.96%)
Entertainment (0.92%)
Marcus Corp.	2,216	$93,183

Interactive Media & Services (0.77%)
QuinStreet, Inc.**	5,765	78,231

Media (1.27%)
Saga Communications, Inc. - Class A	1,634	59,069
tronc, Inc.**	4,262	69,598
		128,667
Total Communication Services		300,081

Consumer Discretionary (7.82%)
Auto Components (0.77%)
Stoneridge, Inc.**	895	26,599
Tower International, Inc.	1,686	51,002
		77,601
Diversified Consumer Services (0.53%)
American Public Education, Inc.**	1,610	53,210

Hotels, Restaurants & Leisure (2.17%)
Chuy's Holdings, Inc.**	2,502	65,677
Monarch Casino & Resort, Inc.**	1,864	84,719
Speedway Motorsports, Inc.	3,874	69,151
		219,547
Household Durables (0.98%)
Bassett Furniture Industries, Inc.	2,022	42,967
Hamilton Beach Brands Holding Co. - Class A	1,124	24,661
Hamilton Beach Brands Holding Co. - Class B	1,464	32,120
		99,748
Internet & Direct Marketing Retail (0.20%)
PetMed Express, Inc.	626	20,664

Leisure Products (1.65%)
Marine Products Corp.	4,329	99,091
Vista Outdoor, Inc.**	3,816	68,268
		167,359
Specialty Retail (1.33%)
Haverty Furniture Cos., Inc.	2,065	45,637
Winmark Corp.	535	88,810
		134,447
Textiles, Apparel & Luxury Goods (0.19%)
Unifi, Inc.**	678	19,208

Total Consumer Discretionary		791,784

Consumer Staples (2.83%)
Food & Staples Retailing (2.04%)
Ingles Markets, Inc. - Class A	1,987	68,055
SpartanNash Co.	3,443	69,066
Village Super Market, Inc. - Class A	2,573	69,986
		207,107

	Shares	Value
Food Products (0.79%)
John B Sanfilippo & Son, Inc.	1,120	$79,946

Total Consumer Staples		287,053

Energy (4.14%)
Energy Equipment & Services (1.54%)
Archrock, Inc.	5,720	69,784
Bristow Group, Inc.**	3,523	42,734
Natural Gas Services Group, Inc.**	2,067	43,614
		156,132
Oil, Gas & Consumable Fuels (2.60%)
NACCO Industries, Inc. - Class A	1,190	38,972
Panhandle Oil and Gas, Inc. - Class A	1,837	33,893
Renewable Energy Group, Inc.**	2,585	74,448
REX American Resources Corp.**	767	57,947
Silverbow Resources, Inc.**	2,191	58,434
		263,694
Total Energy		419,826

Financials (25.25%)
Banks (15.59%)
American National Bankshares, Inc.	1,608	62,712
Arrow Financial Corp.	1,817	67,229
BCB Bancorp, Inc.	5,131	71,064
C&F Financial Corp.	1,322	77,667
Camden National Corp.	1,527	66,333
Central Pacific Financial Corp.	2,137	56,481
ConnectOne Bancorp, Inc.	2,341	55,599
First Community Bancshares, Inc.	2,517	85,276
First Financial Corp.	1,571	78,864
First Interstate BancSystem, Inc. - Class A	1,601	71,725
First Mid-illinois Bancshares	1,875	75,619
Horizon Bancorp, Inc.	3,405	67,249
Independent Bank Corp.	3,025	71,541
Lakeland Bancorp, Inc.	3,392	61,226
Macatawa Bank Corp.	6,314	73,937
MidWestOne Financial Group, Inc.	2,082	69,351
Northrim BanCorp, Inc.	2,071	86,050
OFG Bancorp (Puerto Rico)	6,263	101,147
Republic Bancorp, Inc. - Class A	1,768	81,505
Washington Trust Bancorp, Inc.	1,227	67,853
WesBanco, Inc.	1,570	69,991
West Bancorporation, Inc.	2,590	60,865
		1,579,284
Capital Markets (1.17%)
Diamond Hill Investment Group, Inc.	399	65,991
Westwood Holdings Group, Inc.	1,010	52,257
		118,248
Insurance (3.65%)
EMC Insurance Group, Inc.	1,889	46,696
HCI Group, Inc.	1,821	79,669
National Western Life Group, Inc. - Class A	226	72,139
United Fire Group, Inc.	1,222	62,041
Universal Insurance Holdings, Inc.	2,257	109,578
		370,123
Mortgage Real Estate Investment Trusts (REITs) (0.76%)
Exantas Capital Corp.	7,039	77,288

	Shares	Value
Thrifts & Mortgage Finance (4.08%)
BankFinancial Corp.	3,967	$63,234
Flagstar Bancorp, Inc.**	1,966	61,870
Home Bancorp, Inc.	1,660	72,177
Territorial Bancorp, Inc.	2,295	67,817
TrustCo Bank Corp.	7,476	63,546
Waterstone Financial, Inc.	4,935	84,635
		413,279
Total Financials		2,558,222

Health Care (23.64%)
Biotechnology (10.35%)
AMAG Pharmaceuticals, Inc.**	2,999	59,980
BioSpecifics Technologies Corp.**	1,629	95,280
Cytokinetics, Inc.**	6,397	63,010
Eagle Pharmaceuticals, Inc.**	1,027	71,202
Enanta Pharmaceuticals, Inc.**	759	64,864
Fortress Biotech, Inc.**	14,108	22,573
Genomic Health, Inc.**	1,241	87,143
Natera, Inc.**	4,202	100,596
PTC Therapeutics, Inc.**	2,385	112,095
Repligen Corp.**	1,797	99,662
Retrophin, Inc.**	3,017	86,678
Vanda Pharmaceuticals, Inc.**	4,566	104,790
Xencor, Inc.**	2,078	80,980
		1,048,853
Health Care Equipment & Supplies (3.98%)
Anika Therapeutics, Inc.**	1,300	54,834
Cardiovascular Systems, Inc.**	2,375	92,958
FONAR Corp.	2,399	59,735
Lantheus Holdings, Inc.**	4,396	65,720
Meridian Bioscience, Inc.	4,740	70,626
OraSure Technologies, Inc.**	3,811	58,880
		402,753
Health Care Providers & Services (5.19%)
Addus HomeCare Corp.**	1,267	88,880
American Renal Associates Holdings, Inc.**	3,985	86,275
Civitas Solutions, Inc.**	4,981	73,470
Ensign Group, Inc.	2,453	93,018
Providence Service Corp.**	933	62,772
R1 RCM, Inc.**	4,955	50,343
RadNet, Inc.**	4,691	70,599
		525,357
Health Care Technology (1.48%)
Computer Programs & Systems, Inc.	2,342	62,882
NextGen Healthcare, Inc.**	4,309	86,525
		149,407
Life Sciences Tools & Services (0.82%)
Enzo Biochem, Inc.**	4,595	18,931
Harvard Bioscience, Inc.**	12,299	64,570
		83,501
Pharmaceuticals (1.82%)
American Physicians Service Group, Inc.**	2,860	55,026
ANI Pharmaceuticals, Inc.**	1,121	63,381
Intersect ENT, Inc.**	1,610	46,288
Lannett Co., Inc.**	4,150	19,713
		184,408
Total Health Care		2,394,279

	Shares	Value
Industrials (14.03%)
Aerospace & Defense (1.51%)
Engility Holdings, Inc.	2,679	$96,417
Vectrus, Inc.**	1,806	56,329
		152,746
Building Products (1.19%)
Continental Building Products, Inc.**	2,387	89,632
PGT, Inc.**	1,410	30,456
		120,088
Commercial Services & Supplies (1.86%)
McGrath RentCorp	1,227	66,835
SP Plus Corp.**	1,499	54,713
Viad Corp.	1,136	67,308
		188,856
Construction & Engineering (0.69%)
Aegion Corp.**	2,763	70,125

Electrical Equipment (1.58%)
Allied Motion Technologies, Inc.	1,646	89,592
Preformed Line Products Co.	1,001	70,350
		159,942
Machinery (3.68%)
Blue Bird Corp.**	2,499	61,226
Chart Industries, Inc.**	433	33,917
Global Brass & Copper Holdings, Inc.	2,140	78,966
Hyster-Yale Materials Handling, Inc.	934	57,469
Miller Industries, Inc.	2,608	70,155
Omega Flex, Inc.	994	70,733
		372,466
Marine (0.63%)
Costamare, Inc. (Monaco)	9,916	64,355

Professional Services (1.56%)
ICF International, Inc.	1,099	82,920
Navigant Consulting, Inc.	3,254	75,037
		157,957
Road & Rail (1.33%)
ArcBest Corp.	1,698	82,438
USA Truck, Inc.**	2,561	51,809
		134,247
Total Industrials		1,420,782

Information Technology (11.18%)
Communications Equipment (1.86%)
ADTRAN, Inc.	2,476	43,702
Comtech Telecommunications Corp.	2,207	80,048
Ituran Location and Control, Ltd. (Israel)	1,871	64,362
		188,112
Electronic Equipment, Instruments & Components (4.25%)
Bel Fuse, Inc. - Class B	2,612	69,218
Daktronics, Inc.	8,838	69,290
Insight Enterprises, Inc.**	1,642	88,816
Kimball Electronics, Inc.**	3,708	72,862
Methode Electronics, Inc.	1,738	62,916
Park Electrochemical Corp.	3,431	66,870
		429,972
IT Services (2.81%)
Cass Information Systems, Inc.	1,247	81,204

	Shares	Value
IT Services (continued)
Hackett Group, Inc.	2,740	$55,211
Perficient, Inc.**	2,938	78,298
Tucows, Inc. - Class A (Canada)**	1,257	70,078
		284,791
Software (2.26%)
American Software, Inc. - Class A	5,228	63,416
LivePerson, Inc.**	3,272	84,908
Zix Corp.**	14,599	81,024
		229,348
Total Information Technology		1,132,223

Materials (2.39%)
Chemicals (1.44%)
Chase Corp.	670	80,501
Innophos Holdings, Inc.	1,468	65,179
		145,680
Construction Materials (0.73%)
United States Lime & Minerals, Inc.	937	73,976

Metals & Mining (0.22%)
Schnitzer Steel Industries, Inc. - Class A	831	22,478

Total Materials		242,134

Real Estate (2.60%)
Equity Real Estate Investment Trusts (REITs) (2.60%)
Ashford Hospitality Trust, Inc.	10,114	64,629
CorEnergy Infrastructure Trust, Inc.	1,860	69,899
Hersha Hospitality Trust	2,733	61,957
iStar, Inc.	5,979	66,785
		263,270
Total Real Estate		263,270

Utilities (1.36%)
Multi-Utilities (0.46%)
Unitil Corp.	922	46,930

Water Utilities (0.90%)
Consolidated Water Co., Ltd. (Cayman Islands)	3,055	42,312
SJW Group	791	48,369
		90,681
Total Utilities		137,611

Total Common Stocks
(Cost $7,795,458)		9,947,265
Money Market Mutual Funds (0.56%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	56,453	56,453

Total Money Market Mutual Funds
(Cost $56,453)		56,453

Value
Total Investments (98.76%)
(Cost $7,851,911)	$10,003,718

Other Assets Less Liabilities (1.24%)	125,460

Net Assets (100.00%)	$10,129,178

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Small Cap Value Dividend Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.30%)
Consumer Discretionary (9.81%)
Diversified Consumer Services (2.14%)
Graham Holdings Co. - Class B	4,554	$2,638,132

Household Durables (2.22%)
MDC Holdings, Inc.	92,505	2,736,298

Multiline Retail (1.56%)
Big Lots, Inc.	46,035	1,923,803

Specialty Retail (3.89%)
Caleres, Inc.	34,765	1,246,673
Chico's FAS, Inc.	212,460	1,842,028
Children's Place, Inc.	13,265	1,695,267
		4,783,968
Total Consumer Discretionary		12,082,201

Consumer Staples (1.40%)
Food Products (1.40%)
Flowers Foods, Inc.	92,331	1,722,897

Total Consumer Staples		1,722,897

Energy (8.25%)
Oil, Gas & Consumable Fuels (8.25%)
CVR Energy, Inc.	48,715	1,959,317
Enerplus Corp. (Canada)	438,176	5,407,092
Range Resources Corp.	128,120	2,176,759
SM Energy Co.	19,626	618,808
		10,161,976
Total Energy		10,161,976

Financials (28.41%)
Banks (19.84%)
First Midwest Bancorp, Inc.	48,631	1,293,098
FNB Corp.	218,806	2,783,212
Glacier Bancorp, Inc.	63,071	2,717,729
Great Western Bancorp, Inc.	33,860	1,428,553
Hancock Whitney Corp.	26,770	1,272,914
IBERIABANK Corp.	27,465	2,234,278
Independent Bank Corp.	26,080	2,154,208
Umpqua Holdings Corp.	157,595	3,277,976
Union Bankshares Corp.	59,930	2,309,103
United Community Banks, Inc.	42,060	1,173,053
Valley National Bancorp	147,395	1,658,194
Wintrust Financial Corp.	25,092	2,131,315
		24,433,633
Capital Markets (2.60%)
Artisan Partners Asset Management, Inc. - Class A	41,050	1,330,020
BGC Partners, Inc. - Class A	158,240	1,870,397
		3,200,417
Insurance (1.63%)
CNO Financial Group, Inc.	94,990	2,015,688

Thrifts & Mortgage Finance (4.34%)
Northwest Bancshares, Inc.	141,535	2,451,386
	Shares	Value
Thrifts & Mortgage Finance (continued)
Radian Group, Inc.	139,846	$2,890,617
		5,342,003
Total Financials		34,991,741

Health Care (4.91%)
Health Care Providers & Services (2.67%)
Ensign Group, Inc.	86,600	3,283,872

Pharmaceuticals (2.24%)
Phibro Animal Health Corp. - Class A	64,424	2,763,790

Total Health Care		6,047,662

Industrials (12.62%)
Building Products (0.47%)
Apogee Enterprises, Inc.	14,188	586,248

Construction & Engineering (2.51%)
Primoris Services Corp.	124,440	3,088,601

Electrical Equipment (1.66%)
Regal Beloit Corp.	24,816	2,046,079

Machinery (6.04%)
Global Brass & Copper Holdings, Inc.	43,020	1,587,438
Greenbrier Cos., Inc.	29,805	1,791,280
ITT, Inc.	21,190	1,298,099
Timken Co.	30,150	1,502,978
Watts Water Technologies, Inc. - Class A	15,235	1,264,505
		7,444,300
Road & Rail (1.94%)
Schneider National, Inc. - Class B	95,470	2,384,841

Total Industrials		15,550,069

Information Technology (12.79%)
Communications Equipment (2.23%)
InterDigital, Inc.	34,380	2,750,400

Electronic Equipment, Instruments & Components (1.92%)
Methode Electronics, Inc.	30,512	1,104,534
MTS Systems Corp.	22,938	1,255,856
		2,360,390
IT Services (1.99%)
Travelport Worldwide, Ltd. (Great Britain)	67,775	1,143,364
TTEC Holdings, Inc.	50,473	1,307,251
		2,450,615
Semiconductors & Semiconductor Equipment (4.03%)
Cohu, Inc.	76,265	1,914,251
Silicon Motion Technology Corp. ADR (Taiwan)	56,895	3,055,262
		4,969,513

	Shares	Value
Software (2.62%)
TiVo Corp.	258,770	$3,221,686

Total Information Technology		15,752,604

Materials (3.99%)
Metals & Mining (1.27%)
Kaiser Aluminum Corp.	14,308	1,560,431

Paper & Forest Products (2.72%)
PH Glatfelter Co.	90,585	1,731,079
Schweitzer-Mauduit International, Inc.	42,270	1,619,364
		3,350,443
Total Materials		4,910,874

Real Estate (10.54%)
Equity Real Estate Investment Trusts (REITs) (10.54%)
Americold Realty Trust	89,038	2,227,731
Corporate Office Properties Trust	73,875	2,203,691
GEO Group, Inc.	139,383	3,506,876
QTS Realty Trust, Inc. - Class A	41,870	1,786,593
STAG Industrial, Inc.	66,420	1,826,550
Summit Hotel Properties, Inc.	105,355	1,425,453
		12,976,894
Total Real Estate		12,976,894

Utilities (5.58%)
Gas Utilities (4.10%)
National Fuel Gas Co.	44,705	2,506,162
Southwest Gas Holdings, Inc.	32,235	2,547,532
		5,053,694
Multi-Utilities (1.48%)
Black Hills Corp.	31,345	1,820,831

Total Utilities		6,874,525

Total Common Stocks
(Cost $101,049,574)		121,071,443

	Shares	Value
Money Market Mutual Funds (1.10%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	1,359,383	1,359,383

Total Money Market Mutual Funds
(Cost $1,359,383)		1,359,383

Total Investments (99.40%)
(Cost $102,408,957)		$122,430,826

Other Assets Less Liabilities (0.60%)		737,167

Net Assets (100.00%)		$123,167,993

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Small Cap Growth Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.31%)
Communication Services (6.10%)
Diversified Telecommunication Services (1.77%)
Cogent Communications Holdings, Inc.	1,635	$91,233

Entertainment (4.33%)
Lions Gate Entertainment Corp. - Class A	3,217	78,463
Lions Gate Entertainment Corp. - Class B	1,302	30,337
Live Nation Entertainment, Inc.**	2,090	113,842
		222,642
Total Communication Services		313,875

Consumer Discretionary (11.05%)
Diversified Consumer Services (4.19%)
Bright Horizons Family Solutions, Inc.**	850	100,164
Chegg, Inc.**	1,775	50,463
Grand Canyon Education, Inc.**	575	64,860
		215,487
Hotels, Restaurants & Leisure (4.07%)
Churchill Downs, Inc.	217	60,261
Jack in the Box, Inc.	620	51,975
Vail Resorts, Inc.	353	96,870
		209,106
Leisure Products (1.10%)
Callaway Golf Co.	2,335	56,717

Specialty Retail (1.69%)
Burlington Stores, Inc.**	535	87,162

Total Consumer Discretionary		568,472

Consumer Staples (2.24%)
Beverages (1.45%)
MGP Ingredients, Inc.	945	74,636

Food & Staples Retailing (0.79%)
PriceSmart, Inc.	502	40,637

Total Consumer Staples		115,273

Energy (2.16%)
Oil, Gas & Consumable Fuels (2.16%)
Centennial Resource Development, Inc. - Class A**	2,135	46,650
PDC Energy, Inc.**	565	27,662
SRC Energy, Inc.**	4,141	36,814
		111,126
Total Energy		111,126

Financials (9.78%)
Banks (2.26%)
Bank OZK	1,113	42,249
	Shares	Value
Banks (continued)
Eagle Bancorp, Inc.**	1,460	$73,876
		116,125
Capital Markets (2.35%)
Evercore Partners, Inc. - Class A	555	55,805
Focus Financial Partners, Inc. - Class A**	555	26,340
MarketAxess Holdings, Inc.	216	38,554
		120,699
Insurance (3.26%)
AMERISAFE, Inc.	780	48,321
Goosehead Insurance, Inc. - Class A**	975	33,024
Trupanion, Inc.**	2,425	86,645
		167,990
Thrifts & Mortgage Finance (1.91%)
LendingTree, Inc.**	196	45,100
Meridian Bancorp, Inc.	3,130	53,210
		98,310
Total Financials		503,124

Health Care (25.17%)
Biotechnology (2.16%)
Amicus Therapeutics, Inc.**	2,505	30,286
Array BioPharma, Inc.**	2,180	33,136
Loxo Oncology, Inc.**	280	47,832
		111,254
Health Care Equipment & Supplies (7.83%)
Glaukos Corp.**	725	47,053
Globus Medical, Inc. - Class A**	2,045	116,074
Inogen, Inc.**	341	83,245
K2M Group Holdings, Inc.**	2,355	64,456
Masimo Corp.**	735	91,537
		402,365
Health Care Providers & Services (6.21%)
Acadia Healthcare Co., Inc.**	1,537	54,103
Amedisys, Inc.**	725	90,596
BioTelemetry, Inc.**	1,405	90,552
HealthEquity, Inc.**	890	84,025
		319,276
Health Care Technology (4.84%)
Evolent Health, Inc. - Class A**	2,050	58,220
Medidata Solutions, Inc.**	925	67,811
Teladoc Health, Inc.**	1,425	123,049
		249,080
Life Sciences Tools & Services (1.52%)
PRA Health Sciences, Inc.**	710	78,235

Pharmaceuticals (2.61%)
Catalent, Inc.**	1,275	58,076
Intersect ENT, Inc.**	970	27,887
Pacira Pharmaceuticals, Inc.**	985	48,413
		134,376
Total Health Care		1,294,586

Industrials (12.60%)
Aerospace & Defense (2.49%)
Hexcel Corp.	1,445	96,888
Mercury Systems, Inc.**	560	30,979
		127,867

	Shares	Value
Commercial Services & Supplies (1.57%)
Ritchie Bros Auctioneers, Inc. (Canada)	2,233	$80,678

Construction & Engineering (0.98%)
Valmont Industries, Inc.	365	50,553

Electrical Equipment (2.91%)
Generac Holdings, Inc.**	1,415	79,820
TPI Composites, Inc.**	2,435	69,519
		149,339
Machinery (2.02%)
Proto Labs, Inc.**	643	104,005

Professional Services (1.39%)
Huron Consulting Group, Inc.**	1,450	71,630

Road & Rail (1.24%)
Saia, Inc.**	836	63,912

Total Industrials		647,984

Information Technology (26.06%)
IT Services (4.88%)
EPAM Systems, Inc.**	960	132,192
MAXIMUS, Inc.	1,365	88,807
Twilio, Inc. - Class A**	345	29,766
		250,765
Semiconductors & Semiconductor Equipment (6.49%)
Ambarella, Inc.**	610	23,595
Entegris, Inc.	2,145	62,098
Inphi Corp.**	2,148	81,581
MACOM Technology Solutions Holdings, Inc.**	1,075	22,145
Monolithic Power Systems, Inc.	470	58,999
Silicon Laboratories, Inc.**	930	85,374
		333,792
Software (14.69%)
2U, Inc.**	939	70,604
Envestnet, Inc.**	1,980	120,681
Everbridge, Inc.**	1,735	100,005
Fair Isaac Corp.**	282	64,451
FireEye, Inc.**	3,155	53,635
Globant SA (Argentina)**	1,515	89,370
Instructure, Inc.**	1,546	54,728
RealPage, Inc.**	1,150	75,785
Tyler Technologies, Inc.**	225	55,139
Zendesk, Inc.**	1,005	71,355
		755,753
Total Information Technology		1,340,310

Materials (1.59%)
Chemicals (1.59%)
PolyOne Corp.	1,863	81,450

Total Materials		81,450
	Shares	Value
Real Estate (1.56%)
Equity Real Estate Investment Trusts (REITs) (1.56%)
QTS Realty Trust, Inc. - Class A	1,879	$80,177

Total Real Estate		80,177

Total Common Stocks
(Cost $3,588,494)		5,056,377

	Shares	Value
Money Market Mutual Funds (2.10%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	107,905	107,905

Total Money Market Mutual Funds
(Cost $107,905)		107,905

Total Investments (100.41%)
(Cost $3,696,399)		$5,164,282

Liabilities Less Other Assets (-0.41%)		(21,076)

Net Assets (100.00%)		$5,143,206

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Small Cap Growth Fund II AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.91%)
Communication Services (6.14%)
Diversified Telecommunication Services (1.79%)
Cogent Communications Holdings, Inc.	24,730	$1,379,934

Entertainment (4.35%)
Lions Gate Entertainment Corp. - Class A	48,610	1,185,598
Lions Gate Entertainment Corp. - Class B	19,682	458,590
Live Nation Entertainment, Inc.**	31,578	1,720,054
		3,364,242
Total Communication Services		4,744,176

Consumer Discretionary (11.11%)
Diversified Consumer Services (4.21%)
Bright Horizons Family Solutions, Inc.**	12,850	1,514,244
Chegg, Inc.**	26,850	763,345
Grand Canyon Education, Inc.**	8,660	976,848
		3,254,437
Hotels, Restaurants & Leisure (4.09%)
Churchill Downs, Inc.	3,280	910,856
Jack in the Box, Inc.	9,340	782,972
Vail Resorts, Inc.	5,350	1,468,147
		3,161,975
Leisure Products (1.11%)
Callaway Golf Co.	35,310	857,680

Specialty Retail (1.70%)
Burlington Stores, Inc.**	8,080	1,316,394

Total Consumer Discretionary		8,590,486

Consumer Staples (2.25%)
Beverages (1.46%)
MGP Ingredients, Inc.	14,280	1,127,835

Food & Staples Retailing (0.79%)
PriceSmart, Inc.	7,595	614,815

Total Consumer Staples		1,742,650

Energy (2.17%)
Oil, Gas & Consumable Fuels (2.17%)
Centennial Resource Development, Inc. - Class A**	32,200	703,570
PDC Energy, Inc.**	8,510	416,650
	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SRC Energy, Inc.**	62,595	$556,469
		1,676,689
Total Energy		1,676,689

Financials (9.84%)
Banks (2.27%)
Bank OZK	16,833	638,981
Eagle Bancorp, Inc.**	22,130	1,119,778
		1,758,759
Capital Markets (2.36%)
Evercore, Inc. - Class A	8,400	844,620
Focus Financial Partners, Inc. - Class A**	8,400	398,664
MarketAxess Holdings, Inc.	3,254	580,806
		1,824,090
Insurance (3.29%)
AMERISAFE, Inc.	11,780	729,771
Goosehead Insurance, Inc. - Class A**	14,750	499,583
Trupanion, Inc.**	36,710	1,311,648
		2,541,002
Thrifts & Mortgage Finance (1.92%)
LendingTree, Inc.**	2,950	678,795
Meridian Bancorp, Inc.	47,380	805,460
		1,484,255
Total Financials		7,608,106

Health Care (25.35%)
Biotechnology (2.18%)
Amicus Therapeutics, Inc.**	37,840	457,486
Array BioPharma, Inc.**	33,010	501,752
Loxo Oncology, Inc.**	4,250	726,027
		1,685,265
Health Care Equipment & Supplies (7.87%)
Glaukos Corp.**	10,955	710,979
Globus Medical, Inc. - Class A**	30,960	1,757,290
Inogen, Inc.**	5,150	1,257,218
K2M Group Holdings, Inc.**	35,615	974,782
Masimo Corp.**	11,120	1,384,885
		6,085,154
Health Care Providers & Services (6.26%)
Acadia Healthcare Co., Inc.**	23,252	818,471
Amedisys, Inc.**	10,990	1,373,310
BioTelemetry, Inc.**	21,300	1,372,785
HealthEquity, Inc.**	13,470	1,271,703
		4,836,269
Health Care Technology (4.88%)
Evolent Health, Inc. - Class A**	31,050	881,820
Medidata Solutions, Inc.**	14,040	1,029,272
Teladoc Health, Inc.**	21,580	1,863,433
		3,774,525

	Shares	Value
Life Sciences Tools & Services (1.53%)
PRA Health Sciences, Inc.**	10,740	$1,183,441

Pharmaceuticals (2.63%)
Catalent, Inc.**	19,300	879,115
Intersect ENT, Inc.**	14,645	421,044
Pacira Pharmaceuticals, Inc.**	14,970	735,775
		2,035,934
Total Health Care		19,600,588

Industrials (12.67%)
Aerospace & Defense (2.50%)
Hexcel Corp.	21,850	1,465,042
Mercury Systems, Inc.**	8,500	470,220
		1,935,262
Commercial Services & Supplies (1.58%)
Ritchie Bros Auctioneers, Inc. (Canada)	33,720	1,218,304

Construction & Engineering (0.99%)
Valmont Industries, Inc.	5,535	766,598

Electrical Equipment (2.92%)
Generac Holdings, Inc.**	21,420	1,208,302
TPI Composites, Inc.**	36,780	1,050,069
		2,258,371
Machinery (2.03%)
Proto Labs, Inc.**	9,715	1,571,401

Professional Services (1.40%)
Huron Consulting Group, Inc.**	21,960	1,084,824

Road & Rail (1.25%)
Saia, Inc.**	12,635	965,946

Total Industrials		9,800,706

Information Technology (26.22%)
IT Services (4.90%)
EPAM Systems, Inc.**	14,525	2,000,093
MAXIMUS, Inc.	20,640	1,342,838
Twilio, Inc. - Class A**	5,190	447,793
		3,790,724
Semiconductors & Semiconductor Equipment (6.52%)
Ambarella, Inc.**	9,220	356,630
Entegris, Inc.	32,350	936,532
Inphi Corp.**	32,450	1,232,451
MACOM Technology Solutions Holdings, Inc.**	16,285	335,471
Monolithic Power Systems, Inc.	7,105	891,891
Silicon Laboratories, Inc.**	14,050	1,289,790
		5,042,765
	Shares	Value
Software (14.80%)
2U, Inc.**	14,162	$1,064,841
Envestnet, Inc.**	29,970	1,826,671
Everbridge, Inc.**	26,295	1,515,644
Fair Isaac Corp.**	4,270	975,909
FireEye, Inc.**	47,700	810,900
Globant SA (Argentina)**	22,895	1,350,576
Instructure, Inc.**	23,418	828,997
RealPage, Inc.**	17,410	1,147,319
Tyler Technologies, Inc.**	3,420	838,105
Zendesk, Inc.**	15,210	1,079,910
		11,438,872
Total Information Technology		20,272,361

Materials (1.59%)
Chemicals (1.59%)
PolyOne Corp.	28,195	1,232,685

Total Materials		1,232,685

Real Estate (1.57%)
Equity Real Estate Investment Trusts (REITs) (1.57%)
QTS Realty Trust, Inc. - Class A	28,450	1,213,962

Total Real Estate		1,213,962

Total Common Stocks
(Cost $60,093,272)		76,482,409

	Shares	Value
Money Market Mutual Funds (1.73%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	1,337,955	1,337,955

Total Money Market Mutual Funds
(Cost $1,337,955)		1,337,955

Total Investments (100.64%)
(Cost $61,431,227)		$77,820,364

Liabilities Less Other Assets (-0.64%)		(492,850)

Net Assets (100.00%)		$77,327,514

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Smid Cap Value Dividend Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (96.99%)
Communication Services (1.97%)
Entertainment (1.97%)
Viacom, Inc. - Class B	586	$19,783

Total Communication Services		19,783

Consumer Discretionary (8.56%)
Diversified Consumer Services (1.73%)
Graham Holdings Co. - Class B	30	17,379

Household Durables (2.23%)
MDC Holdings, Inc.	759	22,451

Multiline Retail (1.34%)
Big Lots, Inc.	321	13,415

Specialty Retail (3.26%)
Chico's FAS, Inc.	1,782	15,450
Children's Place, Inc.	135	17,253
		32,703
Total Consumer Discretionary		85,948

Consumer Staples (2.58%)
Food Products (2.58%)
Flowers Foods, Inc.	764	14,256
Lamb Weston Holdings, Inc.	175	11,655
		25,911
Total Consumer Staples		25,911

Energy (6.49%)
Oil, Gas & Consumable Fuels (6.49%)
Enerplus Corp. (Canada)	2,436	30,060
Range Resources Corp.	1,334	22,665
SM Energy Co.	396	12,486
		65,211
Total Energy		65,211

Financials (23.05%)
Banks (12.18%)
BOK Financial Corp.	107	10,409
FNB Corp.	1,185	15,073
Glacier Bancorp, Inc.	518	22,321
Independent Bank Corp.	211	17,429
Investors Bancorp, Inc.	1,867	22,908
KeyCorp	975	19,393
Union Bankshares Corp.	384	14,795
		122,328
Consumer Finance (1.68%)
Navient Corp.	1,252	16,877
	Shares	Value
Diversified Financial Services (1.88%)
Voya Financial, Inc.	379	$18,825

Insurance (3.36%)
CNO Financial Group, Inc.	633	13,432
Everest Re Group, Ltd. (Bermuda)	89	20,334
		33,766
Thrifts & Mortgage Finance (3.95%)
Northwest Bancshares, Inc.	897	15,536
Radian Group, Inc.	1,167	24,122
		39,658
Total Financials		231,454

Health Care (6.32%)
Biotechnology (0.99%)
Grifols SA ADR (Spain)	465	9,937

Health Care Providers & Services (2.81%)
AmerisourceBergen Corp.	147	13,557
Ensign Group, Inc.	385	14,599
		28,156
Pharmaceuticals (2.52%)
Perrigo Co. PLC (Ireland)	164	11,611
Phibro Animal Health Corp. - Class A	320	13,728
		25,339
Total Health Care		63,432

Industrials (12.45%)
Building Products (1.94%)
Fortune Brands Home & Security, Inc.	371	19,425

Construction & Engineering (2.02%)
Primoris Services Corp.	819	20,327

Electrical Equipment (1.45%)
Regal Beloit Corp.	177	14,594

Machinery (4.57%)
Global Brass & Copper Holdings, Inc.	375	13,838
Greenbrier Cos., Inc.	183	10,998
Oshkosh Corp.	295	21,016
		45,852
Road & Rail (2.47%)
JB Hunt Transport Services, Inc.	128	15,225
Schneider National, Inc. - Class B	384	9,592
		24,817
Total Industrials		125,015

Information Technology (9.93%)
Communications Equipment (1.99%)
InterDigital, Inc.	250	20,000

	Shares	Value
Electronic Equipment, Instruments & Components (1.01%)
MTS Systems Corp.	185	$10,129

IT Services (2.63%)
Genpact, Ltd.	341	10,438
TTEC Holdings, Inc.	617	15,980
		26,418
Semiconductors & Semiconductor Equipment (1.76%)
Silicon Motion Technology Corp. ADR (Taiwan)	328	17,613

Software (2.54%)
TiVo Corp.	2,048	25,498

Total Information Technology		99,658

Materials (4.47%)
Chemicals (3.06%)
Mosaic Co.	542	17,604
Valvoline, Inc.	610	13,121
		30,725
Paper & Forest Products (1.41%)
Schweitzer-Mauduit International, Inc.	370	14,175

Total Materials		44,900

Real Estate (13.42%)
Equity Real Estate Investment Trusts (REITs) (13.42%)
Americold Realty Trust	512	12,810
Corporate Office Properties Trust	525	15,661
CyrusOne, Inc.	232	14,709
Gaming and Leisure Properties, Inc.	350	12,338
GEO Group, Inc.	1,123	28,255
Invitation Homes, Inc.	539	12,348
Mid-America Apartment Communities, Inc.	136	13,624
Park Hotels & Resorts, Inc.	455	14,933
STAG Industrial, Inc.	365	10,038
		134,716
Total Real Estate		134,716

Utilities (7.75%)
Electric Utilities (3.51%)
Edison International	163	11,032
OGE Energy Corp.	665	24,153
		35,185
Gas Utilities (4.24%)
National Fuel Gas Co.	365	20,462
	Shares	Value
Gas Utilities (continued)
Southwest Gas Holdings, Inc.	280	$22,128
		42,590
Total Utilities		77,775

Total Common Stocks
(Cost $927,174)		973,803

	Shares	Value
Money Market Mutual Funds (5.02%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	50,410	50,410

Total Money Market Mutual Funds
(Cost $50,410)		50,410

Total Investments (102.01%)
(Cost $977,584)		$1,024,213

Liabilities Less Other Assets (-2.01%)		(20,133)

Net Assets (100.00%)		$1,004,080

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Mid Cap Value Dividend Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (96.57%)
Communication Services (4.24%)
Diversified Telecommunication Services (1.53%)
TELUS Corp. (Canada)	32,380	$1,192,879

Entertainment (2.71%)
Viacom, Inc. - Class B	62,710	2,117,090

Total Communication Services		3,309,969

Consumer Discretionary (9.18%)
Hotels, Restaurants & Leisure (1.58%)
Six Flags Entertainment Corp.	17,700	1,235,814

Household Durables (1.38%)
KB Home	45,010	1,076,189

Internet & Direct Marketing Retail (1.87%)
Expedia Group, Inc.	11,150	1,454,852

Textiles, Apparel & Luxury Goods (4.35%)
Carter's, Inc.	16,119	1,589,333
PVH Corp.	12,479	1,801,968
		3,391,301
Total Consumer Discretionary		7,158,156

Consumer Staples (3.89%)
Food Products (3.89%)
Flowers Foods, Inc.	57,165	1,066,699
Lamb Weston Holdings, Inc.	29,575	1,969,695
		3,036,394
Total Consumer Staples		3,036,394

Energy (6.21%)
Oil, Gas & Consumable Fuels (6.21%)
Anadarko Petroleum Corp.	12,841	865,612
Enerplus Corp. (Canada)	165,750	2,045,355
Range Resources Corp.	113,634	1,930,641
		4,841,608
Total Energy		4,841,608

Financials (18.79%)
Banks (8.04%)
BOK Financial Corp.	13,774	1,339,934
FNB Corp.	130,543	1,660,507
Investors Bancorp, Inc.	133,655	1,639,947
KeyCorp	81,935	1,629,687
		6,270,075
Capital Markets (1.01%)
Ameriprise Financial, Inc.	5,300	782,598

Consumer Finance (1.85%)
Navient Corp.	107,090	1,443,573
	Shares	Value
Diversified Financial Services (1.73%)
Voya Financial, Inc.	27,185	$1,350,279

Insurance (3.73%)
Everest Re Group, Ltd. (Bermuda)	7,410	1,692,963
Principal Financial Group, Inc.	20,700	1,212,813
		2,905,776
Thrifts & Mortgage Finance (2.43%)
Radian Group, Inc.	91,725	1,895,956

Total Financials		14,648,257

Health Care (8.03%)
Biotechnology (2.51%)
Grifols SA ADR (Spain)	91,660	1,958,774

Health Care Providers & Services (3.96%)
AmerisourceBergen Corp.	21,435	1,976,736
Quest Diagnostics, Inc.	10,251	1,106,185
		3,082,921
Pharmaceuticals (1.56%)
Perrigo Co. PLC (Ireland)	17,204	1,218,043

Total Health Care		6,259,738

Industrials (9.30%)
Aerospace & Defense (1.36%)
CAE, Inc. (Canada)	52,275	1,062,228

Building Products (1.92%)
Fortune Brands Home & Security, Inc.	28,530	1,493,831

Commercial Services & Supplies (0.98%)
Republic Services, Inc.	10,550	766,563

Machinery (2.03%)
Oshkosh Corp.	22,200	1,581,528

Road & Rail (3.01%)
JB Hunt Transport Services, Inc.	6,820	811,171
Kansas City Southern	13,590	1,539,475
		2,350,646
Total Industrials		7,254,796

Information Technology (10.93%)
Communications Equipment (2.53%)
InterDigital, Inc.	14,660	1,172,800
Juniper Networks, Inc.	26,600	797,202
		1,970,002
Electronic Equipment, Instruments & Components (2.18%)
Avnet, Inc.	17,000	761,090
Dolby Laboratories, Inc. - Class A	13,460	941,796
		1,702,886
IT Services (4.31%)
Amdocs, Ltd.	21,780	1,437,045
Genpact, Ltd.	62,790	1,922,002
		3,359,047

	Shares	Value
Semiconductors & Semiconductor Equipment (1.91%)
Skyworks Solutions, Inc.	16,420	$1,489,458

Total Information Technology		8,521,393

Materials (4.12%)
Chemicals (4.12%)
Eastman Chemical Co.	10,130	969,644
Mosaic Co.	35,421	1,150,474
Valvoline, Inc.	50,790	1,092,493
		3,212,611
Total Materials		3,212,611

Real Estate (12.70%)
Equity Real Estate Investment Trusts (REITs) (12.70%)
Americold Realty Trust	59,125	1,479,308
Corporate Office Properties Trust	48,940	1,459,880
CyrusOne, Inc.	18,125	1,149,125
Gaming and Leisure Properties, Inc.	34,300	1,209,075
Invitation Homes, Inc.	52,690	1,207,128
Mid-America Apartment Communities, Inc.	14,440	1,446,599
Park Hotels & Resorts, Inc.	23,590	774,224
Sun Communities, Inc.	11,600	1,177,864
		9,903,203
Total Real Estate		9,903,203

Utilities (9.18%)
Electric Utilities (5.09%)
Edison International	26,549	1,796,836
OGE Energy Corp.	31,558	1,146,187
Xcel Energy, Inc.	21,815	1,029,886
		3,972,909
Gas Utilities (1.54%)
Southwest Gas Holdings, Inc.	15,176	1,199,359

Multi-Utilities (2.55%)
Public Service Enterprise Group, Inc.	37,640	1,987,016

Total Utilities		7,159,284

Total Common Stocks
(Cost $66,555,709)		75,305,409

	Shares	Value
Money Market Mutual Funds (3.37%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	2,627,260	2,627,260

Total Money Market Mutual Funds
(Cost $2,627,260)		2,627,260

Total Investments (99.94%)
(Cost $69,182,969)		$77,932,669

Other Assets Less Liabilities (0.06%)		44,496

Net Assets (100.00%)		$77,977,165

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Mid Cap Value Dividend Fund II AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (96.40%)
Communication Services (4.23%)
Diversified Telecommunication Services (1.53%)
TELUS Corp. (Canada)	11,750	$432,870

Entertainment (2.70%)
Viacom, Inc. - Class B	22,670	765,339

Total Communication Services		1,198,209

Consumer Discretionary (9.15%)
Hotels, Restaurants & Leisure (1.58%)
Six Flags Entertainment Corp.	6,420	448,245

Household Durables (1.38%)
KB Home	16,320	390,211

Internet & Direct Marketing Retail (1.85%)
Expedia Group, Inc.	4,000	521,920

Textiles, Apparel & Luxury Goods (4.34%)
Carter's, Inc.	5,850	576,810
PVH Corp.	4,515	651,966
		1,228,776
Total Consumer Discretionary		2,589,152

Consumer Staples (3.89%)
Food Products (3.89%)
Flowers Foods, Inc.	20,685	385,982
Lamb Weston Holdings, Inc.	10,725	714,285
		1,100,267
Total Consumer Staples		1,100,267

Energy (6.19%)
Oil, Gas & Consumable Fuels (6.19%)
Anadarko Petroleum Corp.	4,633	312,310
Enerplus Corp. (Canada)	59,970	740,030
Range Resources Corp.	41,214	700,226
		1,752,566
Total Energy		1,752,566

Financials (18.76%)
Banks (8.03%)
BOK Financial Corp.	5,000	486,400
FNB Corp.	47,235	600,829
Investors Bancorp, Inc.	48,483	594,886
KeyCorp	29,720	591,131
		2,273,246
	Shares	Value
Capital Markets (1.00%)
Ameriprise Financial, Inc.	1,920	$283,507

Consumer Finance (1.85%)
Navient Corp.	38,850	523,698

Diversified Financial Services (1.73%)
Voya Financial, Inc.	9,865	489,995

Insurance (3.72%)
Everest Re Group, Ltd. (Bermuda)	2,680	612,300
Principal Financial Group, Inc.	7,500	439,425
		1,051,725
Thrifts & Mortgage Finance (2.43%)
Radian Group, Inc.	33,260	687,484

Total Financials		5,309,655

Health Care (8.02%)
Biotechnology (2.51%)
Grifols SA ADR (Spain)	33,230	710,125

Health Care Providers & Services (3.95%)
AmerisourceBergen Corp.	7,780	717,472
Quest Diagnostics, Inc.	3,716	400,993
		1,118,465
Pharmaceuticals (1.56%)
Perrigo Co. PLC (Ireland)	6,240	441,792

Total Health Care		2,270,382

Industrials (9.28%)
Aerospace & Defense (1.36%)
CAE, Inc. (Canada)	18,960	385,267

Building Products (1.90%)
Fortune Brands Home & Security, Inc.	10,280	538,261

Commercial Services & Supplies (0.98%)
Republic Services, Inc.	3,800	276,108

Machinery (2.03%)
Oshkosh Corp.	8,050	573,482

Road & Rail (3.01%)
JB Hunt Transport Services, Inc.	2,470	293,782
Kansas City Southern	4,930	558,470
		852,252
Total Industrials		2,625,370

	Shares	Value
Information Technology (10.92%)
Communications Equipment (2.52%)
InterDigital, Inc.	5,320	$425,600
Juniper Networks, Inc.	9,600	287,712
		713,312
Electronic Equipment, Instruments & Components (2.18%)
Avnet, Inc.	6,160	275,783
Dolby Laboratories, Inc. - Class A	4,880	341,454
		617,237
IT Services (4.31%)
Amdocs, Ltd.	7,905	521,572
Genpact, Ltd.	22,780	697,296
		1,218,868
Semiconductors & Semiconductor Equipment (1.91%)
Skyworks Solutions, Inc.	5,950	539,724

Total Information Technology		3,089,141

Materials (4.12%)
Chemicals (4.12%)
Eastman Chemical Co.	3,670	351,292
Mosaic Co.	12,845	417,206
Valvoline, Inc.	18,420	396,214
		1,164,712
Total Materials		1,164,712

Real Estate (12.68%)
Equity Real Estate Investment Trusts (REITs) (12.68%)
Americold Realty Trust	21,460	536,929
Corporate Office Properties Trust	17,755	529,632
CyrusOne, Inc.	6,575	416,855
Gaming and Leisure Properties, Inc.	12,440	438,510
Invitation Homes, Inc.	19,110	437,810
Mid-America Apartment Communities, Inc.	5,236	524,543
Park Hotels & Resorts, Inc.	8,500	278,970
Sun Communities, Inc.	4,200	426,468
		3,589,717
Total Real Estate		3,589,717

Utilities (9.16%)
Electric Utilities (5.09%)
Edison International	9,635	652,097
OGE Energy Corp.	11,400	414,048
Xcel Energy, Inc.	7,920	373,903
		1,440,048
Gas Utilities (1.53%)
Southwest Gas Holdings, Inc.	5,470	432,294
	Shares	Value
Multi-Utilities (2.54%)
Public Service Enterprise Group, Inc.	13,640	$720,056

Total Utilities		2,592,398

Total Common Stocks
(Cost $25,219,135)		27,281,569

	Shares	Value
Money Market Mutual Funds (3.52%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	997,472	997,472

Total Money Market Mutual Funds
(Cost $997,472)		997,472

Total Investments (99.92%)
(Cost $26,216,607)		$28,279,041

Other Assets Less Liabilities (0.08%)		21,404

Net Assets (100.00%)		$28,300,445

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Large Cap Dividend Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (99.65%)
Consumer Discretionary (21.10%)
Hotels, Restaurants & Leisure (7.58%)
Starbucks Corp.	5,450	$309,778
Yum! Brands, Inc.	4,548	413,459
		723,237
Multiline Retail (4.47%)
Target Corp.	4,838	426,760

Specialty Retail (5.10%)
Lowe's Cos., Inc.	4,244	487,296

Textiles, Apparel & Luxury Goods (3.95%)
Ralph Lauren Corp.	2,740	376,887

Total Consumer Discretionary		2,014,180

Consumer Staples (10.81%)
Food & Staples Retailing (4.02%)
Wal-Mart Stores, Inc.	4,082	383,341

Food Products (2.92%)
General Mills, Inc.	6,496	278,808

Household Products (3.87%)
Kimberly-Clark Corp.	3,252	369,557

Total Consumer Staples		1,031,706

Energy (3.62%)
Oil, Gas & Consumable Fuels (3.62%)
Occidental Petroleum Corp.	4,210	345,936

Total Energy		345,936

Financials (10.69%)
Banks (3.79%)
US Bancorp	6,845	361,484

Insurance (6.90%)
Chubb, Ltd. (Switzerland)	2,657	355,082
Prudential Financial, Inc.	3,000	303,960
		659,042
Total Financials		1,020,526

Health Care (14.59%)
Biotechnology (6.92%)
AbbVie, Inc.	3,186	301,332
Gilead Sciences, Inc.	4,653	359,258
		660,590
Health Care Providers & Services (2.99%)
Cardinal Health, Inc.	5,292	285,768
	Shares	Value
Pharmaceuticals (4.68%)
Pfizer, Inc.	10,132	$446,517

Total Health Care		1,392,875

Industrials (8.30%)
Aerospace & Defense (3.96%)
L-3 Communications Holdings, Inc.	1,777	377,826

Road & Rail (4.34%)
CSX Corp.	5,600	414,680

Total Industrials		792,506

Information Technology (19.59%)
IT Services (7.45%)
Broadridge Financial Solutions, Inc.	2,688	354,682
International Business Machines Corp.	2,359	356,704
		711,386
Semiconductors & Semiconductor Equipment (12.14%)
Broadcom, Inc.	1,400	345,422
QUALCOMM, Inc.	5,647	406,753
Xilinx, Inc.	5,075	406,863
		1,159,038
Total Information Technology		1,870,424

Materials (3.63%)
Chemicals (3.63%)
Eastman Chemical Co.	3,616	346,123

Total Materials		346,123

Utilities (7.32%)
Electric Utilities (7.32%)
Edison International	5,141	347,943
Exelon Corp.	8,030	350,590
		698,533
Total Utilities		698,533

Total Common Stocks
(Cost $8,184,124)		9,512,809

	Shares	Value
Money Market Mutual Funds (0.20%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	18,711	18,711

Total Money Market Mutual Funds
(Cost $18,711)		18,711

Value
Total Investments (99.85%)
(Cost $8,202,835)	$9,531,520

Other Assets Less Liabilities (0.15%)	14,230

Net Assets (100.00%)	$9,545,750

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Segall Bryant & Hamill Fundamental International Small Cap Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (99.38%)
Communication Services (14.29%)
Interactive Media & Services (10.94%)
Autohome, Inc. ADR (China)	24,293	$1,880,521
MarkLines Co., Ltd. (Japan)	86,207	1,500,011
Mitula Group, Ltd. (Australia)**	2,665,347	1,223,421
Momo, Inc. Sponsored ADR (China)**	41,200	1,804,560
ZIGExN Co., Ltd. (Japan)**	183,472	1,354,805
		7,763,318
Wireless Telecommunication Services (3.35%)
Amaysim Australia, Ltd. (Australia)	3,218,100	2,372,728

Total Communication Services		10,136,046

Consumer Discretionary (25.61%)
Diversified Consumer Services (4.90%)
Fu Shou Yuan International Group, Ltd. (China)	2,679,572	2,091,397
IBJ, Inc. (Japan)	224,981	1,382,122
		3,473,519
Hotels, Restaurants & Leisure (11.34%)
Arcland Service Holdings Co., Ltd. (Japan)	111,657	2,111,872
Corporate Travel Management, Ltd. (Australia)	76,061	1,678,561
MTY Food Group, Inc. (Canada)	50,139	2,494,043
Yossix Co., Ltd. (Japan)	66,615	1,761,821
		8,046,297
Internet & Direct Marketing Retail (5.23%)
Just Eat PLC (United Kingdom)**	130,700	1,141,716
Webjet, Ltd. (Australia)	230,649	2,572,562
		3,714,278
Specialty Retail (1.92%)
Vertu Motors PLC (United Kingdom)	2,411,400	1,360,142

Textiles, Apparel & Luxury Goods (2.22%)
Pandora A/S (Denmark)	25,262	1,577,572

Total Consumer Discretionary		18,171,808

Consumer Staples (4.68%)
Food Products (3.09%)
Yihai International Holding, Ltd. (China)	963,321	2,190,387

Personal Products (1.59%)
Bwx, Ltd. (Australia)	434,300	1,130,162

Total Consumer Staples		3,320,549
	Shares	Value
Financials (10.73%)
Capital Markets (7.94%)
Azimut Holding SpA (Italy)	121,969	$1,840,958
M&A Capital Partners Co., Ltd. (Japan)**	26,156	1,581,515
Sanne Group PLC (Jersey)	264,800	2,208,900
		5,631,373
Thrifts & Mortgage Finance (2.79%)
Mortgage Advice Bureau Holdings, Ltd. (United Kingdom)	258,599	1,981,902

Total Financials		7,613,275

Health Care (6.69%)
Biotechnology (1.30%)
Shanghai Haohai Biological Technology Co., Ltd. - 144A - Class H (China)(a)	134,410	917,718

Health Care Providers & Services (0.95%)
National Veterinary Care, Ltd. (Australia)	417,800	676,495

Life Sciences Tools & Services (1.83%)
Eurofins Scientific SE (Luxembourg)	2,290	1,300,156

Pharmaceuticals (2.61%)
China Medical System Holdings, Ltd. (China)	1,331,370	1,850,365

Total Health Care		4,744,734

Industrials (11.67%)
Commercial Services & Supplies (4.89%)
Boyd Group Income Fund (Canada)	23,180	2,260,842
Clipper Logistics PLC (Great Britain)	311,500	1,205,848
		3,466,690
Industrial Conglomerates (0.91%)
BGF Co., Ltd. (South Korea)	76,194	645,683

Professional Services (3.40%)
Nihon M&A Center, Inc. (Japan)	42,730	1,282,426
SMS Co., Ltd. (Japan)	56,890	1,132,092
		2,414,518
Trading Companies & Distributors (2.47%)
IMCD NV (Netherlands)	22,500	1,751,590

Total Industrials		8,278,481

Information Technology (22.40%)
IT Services (10.82%)
Appen, Ltd. (Australia)	34,000	343,339
Citadel Group, Ltd. (Australia)	362,323	2,118,813

	Shares	Value
IT Services (continued)
iomart Group PLC (United Kingdom)	149,434	$844,339
Keywords Studios PLC (Ireland)	128,940	3,277,181
Softcat PLC (United Kingdom)	105,565	1,093,869
		7,677,541
Software (11.58%)
Constellation Software, Inc. (Canada)	3,000	2,206,178
Descartes Systems Group, Inc. (Canada)**	4,800	162,806
Fortnox AB (Sweden)	280,986	2,466,065
Logo Yazilim Sanayi Ve Ticaret AS (Turkey)**	169,885	975,099
Magic Software Enterprises, Ltd. (Israel)	241,266	2,050,761
Sapiens International Corp. NV (Israel)	26,730	353,103
		8,214,012
Total Information Technology		15,891,553

Real Estate (3.31%)
Real Estate Management & Development (3.31%)
Japan Property Management Center Co., Ltd. (Japan)	68,811	809,719
Tateru, Inc. (Japan)	236,421	1,535,634
		2,345,353
Total Real Estate		2,345,353

Total Common Stocks
(Cost $57,027,164)		70,501,799

	Shares	Value
Money Market Mutual Funds (0.78%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	554,180	554,180

Total Money Market Mutual Funds
(Cost $554,180)		554,180

Total Investments (100.16%)
(Cost $57,581,344)		$71,055,979

Liabilities Less Other Assets (-0.16%)		(114,474)

Net Assets (100.00%)		$70,941,505

Country Breakdown as of September 30, 2018
Country	Market Value	%
Japan	$14,452,017	20.37%
Australia	12,116,081	17.08%
China	10,734,948	15.14%
Canada	7,123,869	10.04%
United Kingdom	6,421,968	9.05%
Ireland	3,277,181	4.62%
Sweden	2,466,065	3.48%
Israel	2,403,864	3.39%
Jersey	2,208,900	3.11%
Italy	1,840,958	2.60%
Netherlands	1,751,590	2.47%
Denmark	1,577,572	2.22%
Luxembourg	1,300,156	1.83%
Great Britain	1,205,848	1.70%
Turkey	975,099	1.37%
South Korea	645,683	0.91%
United States	554,180	0.78%
Total Investments	71,055,979	100.16%
Liabilities in Excess of Other Assets	(114,474)	(0.16%)
Net Assets	$70,941,505	100.00%

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

**	Non-income producing security.
(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (a)

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AED	234,803	Purchase	12/13/2018	$63,889	$63,921	$32
BRL	2,680,804	Purchase	12/13/2018	648,534	659,875	11,341
CLP	136,688,701	Purchase	12/13/2018	197,519	207,983	10,464
COP	130,790,149	Purchase	12/13/2018	42,385	44,082	1,697
DKK	3,308,268	Sale	12/13/2018	518,820	518,459	361
EUR	6,652,855	Purchase	12/13/2018	7,771,134	7,771,701	567
HUF	5,980,631	Purchase	12/13/2018	21,472	21,601	129
IDR	4,947,297,022	Purchase	12/13/2018	322,974	328,931	5,957
INR	4,075,281	Purchase	12/13/2018	55,430	55,709	279
KRW	2,351,545,222	Purchase	12/13/2018	2,099,960	2,123,695	23,735
MXN	8,741,631	Purchase	12/13/2018	446,766	461,797	15,031
NOK	8,443,103	Purchase	12/13/2018	1,010,793	1,040,641	29,848
NZD	715,143	Purchase	12/13/2018	467,393	474,237	6,844
PEN	47,183	Purchase	12/13/2018	14,102	14,241	139
PHP	6,869,281	Purchase	12/13/2018	126,300	126,489	189
PLN	529,206	Purchase	12/13/2018	142,493	143,799	1,306
QAR	413,773	Purchase	12/13/2018	113,747	113,818	71
RUB	6,425,000	Purchase	12/13/2018	90,485	97,327	6,842
SEK	2,484,471	Purchase	12/13/2018	276,952	281,336	4,384
SGD	1,056,627	Purchase	12/13/2018	767,118	774,155	7,037
THB	18,393,229	Purchase	12/13/2018	562,075	570,078	8,003
TWD	89,629,874	Purchase	12/13/2018	2,933,731	2,950,569	16,838
ZAR	10,323,312	Purchase	12/13/2018	671,185	722,915	51,730
						$202,824

AUD	11,900,316	Sale	12/13/2018	$8,479,011	$8,606,934	$(127,923)
CAD	3,368,755	Sale	12/13/2018	2,564,880	2,612,200	(47,320)
CHF	2,288,440	Purchase	12/13/2018	2,370,060	2,348,173	(21,887)
CZK	157,493	Purchase	12/13/2018	7,149	7,125	(24)
GBP	3,434,817	Sale	12/13/2018	4,487,547	4,492,609	(5,062)
HKD	38,225,206	Sale	12/13/2018	4,875,791	4,888,097	(12,306)
ILS	2,421,692	Purchase	12/13/2018	680,850	669,628	(11,222)
INR	159,340,752	Purchase	12/13/2018	2,193,719	2,178,192	(15,527)
JPY	451,031,439	Purchase	12/13/2018	4,088,298	3,992,902	(95,396)
TRY	4,984,890	Sale	12/13/2018	729,131	787,499	(58,368)
TWD	3,735,811	Sale	12/13/2018	121,678	122,981	(1,303)
						$(396,338)

(a)	As of September 30, 2018 BNY Mellon is the counterparty for all Forward Foreign Currency Contracts.

Restricted Securities

Issuer Description	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Shanghai Haohai Biological Technology Co., Ltd. - 144A	05/21/2018-07/09/2018	$944,694	$917,718	1.29%

Segall Bryant & Hamill Global Large Cap Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (99.15%)
Communication Services (3.21%)
Wireless Telecommunication Services (3.21%)
KDDI Corp. (Japan)	60,200	$1,663,156

Total Communication Services		1,663,156

Consumer Discretionary (17.74%)
Auto Components (2.82%)
Bridgestone Corp. (Japan)	38,700	1,462,235

Automobiles (3.65%)
Toyota Motor Corp. (Japan)	30,300	1,892,083

Hotels, Restaurants & Leisure (7.09%)
Starbucks Corp.	26,800	1,523,312
Whitbread PLC (United Kingdom)	35,028	2,153,571
		3,676,883
Specialty Retail (4.18%)
Lowe's Cos., Inc.	18,900	2,170,098

Total Consumer Discretionary		9,201,299

Consumer Staples (13.53%)
Food & Staples Retailing (4.22%)
Walmart, Inc.	23,327	2,190,638

Food Products (3.55%)
Nestle SA ADR (Switzerland)	22,145	1,842,464

Household Products (3.24%)
Kimberly-Clark Corp.	14,764	1,677,781

Tobacco (2.52%)
British American Tobacco PLC ADR (United Kingdom)	28,030	1,307,039

Total Consumer Staples		7,017,922

Energy (6.96%)
Oil, Gas & Consumable Fuels (6.96%)
Koninklijke Vopak NV (Netherlands)	36,073	1,777,497
Occidental Petroleum Corp.	22,283	1,830,994
		3,608,491
Total Energy		3,608,491

Financials (12.91%)
Banks (3.65%)
US Bancorp	35,806	1,890,915

Insurance (9.26%)
Chubb, Ltd. (Switzerland)	11,800	1,576,952
Helvetia Holding AG (Switzerland)	2,949	1,796,925
	Shares	Value
Insurance (continued)
Power Financial Corp. (Canada)	62,500	$1,431,792
		4,805,669
Total Financials		6,696,584

Health Care (12.87%)
Biotechnology (3.59%)
AbbVie, Inc.	19,694	1,862,659

Pharmaceuticals (9.28%)
Bayer AG (Germany)	15,500	1,376,895
Novartis AG ADR (Switzerland)	21,910	1,887,766
Roche Holding AG (Switzerland)	6,400	1,550,438
		4,815,099
Total Health Care		6,677,758

Industrials (8.93%)
Commercial Services & Supplies (3.39%)
Brambles, Ltd. (Australia)	222,900	1,756,244

Professional Services (5.54%)
Adecco Group AG (Switzerland)	22,800	1,197,384
RELX PLC (United Kingdom)	79,700	1,678,718
		2,876,102
Total Industrials		4,632,346

Information Technology (13.79%)
IT Services (4.10%)
Broadridge Financial Solutions, Inc.	16,100	2,124,395

Semiconductors & Semiconductor Equipment (6.73%)
Broadcom, Inc.	6,900	1,702,437
QUALCOMM, Inc.	24,837	1,789,009
		3,491,446
Software (2.96%)
Sage Group PLC (United Kingdom)	201,152	1,537,434

Total Information Technology		7,153,275

Materials (3.40%)
Chemicals (3.40%)
Koninklijke DSM NV (Netherlands)	16,659	1,764,759

Total Materials		1,764,759

Utilities (5.81%)
Electric Utilities (3.19%)
Edison International	24,500	1,658,160

Multi-Utilities (2.62%)
Canadian Utilities, Ltd. - Class A (Canada)	55,235	1,358,157

Total Utilities		3,016,317

Total Common Stocks
(Cost $44,206,702)		51,431,907

	Shares	Value
Money Market Mutual Funds (0.47%)
Goldman Sachs Financial Square Funds - Government Fund, (7 Day Yield 1.941%)	244,091	$244,091

Total Money Market Mutual Funds
(Cost $244,091)		244,091

Total Investments (99.62%)
(Cost $44,450,793)		$51,675,998

Other Assets Less Liabilities (0.38%)		196,336

Net Assets (100.00%)		$51,872,334

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Country Breakdown as of September 30, 2018
Country	Market Value	%
United States	$20,664,489	39.84%
Switzerland	9,851,929	18.99%
United Kingdom	6,676,762	12.86%
Japan	5,017,474	9.68%
Netherlands	3,542,256	6.83%
Canada	2,789,949	5.38%
Australia	1,756,244	3.39%
Germany	1,376,895	2.65%
Total Investments	51,675,998	99.62%
Other Assets in Excess of Liabilities	196,336	0.38%
Net Assets	$51,872,334	100.00%

Segall Bryant & Hamill Plus Bond Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Preferred Stocks (0.09%)
Financial Institutions (0.09%)
Banking (0.09%)
First Tennessee Bank NA - 144A, 3.75%(a)(b)	1,500	$1,162,500

Total Financial Institutions		1,162,500

Total Preferred Stocks
(Cost $$1,500,000)		1,162,500

	Principal Amount	Value
Corporate Bonds (39.76%)
Financial Institutions (14.72%)
Banking (8.38%)
Bank of America Corp.:
3M US L + 0.79%, 12/20/23(b)	$6,425,000	$6,237,232
BB&T Corp.:
2.85%, 10/26/24	6,150,000	5,887,980
6.85%, 04/30/19	2,100,000	2,149,837
Capital One Financial Corp.:
3.20%, 02/05/25	3,606,000	3,396,594
Capital One NA:
2.35%, 01/31/20(c)	9,250,000	9,149,878
Citigroup, Inc.:
2.75%, 04/25/22	9,625,000	9,356,454
First Tennessee Bank NA:
2.95%, 12/01/19	10,975,000	10,947,091
JPMorgan Chase & Co.:
4.50%, 01/24/22	9,000,000	9,285,386
Key Bank NA:
2.35%, 03/08/19	12,850,000	12,838,373
MUFG Americas Holdings Corp.:
2.25%, 02/10/20	9,200,000	9,082,551
PNC Bank NA:
2.70%, 11/01/22	6,675,000	6,432,618
RBC USA Holdco Corp.:
5.25%, 09/15/20	1,900,000	1,967,783
UBS AG:
Series GMTN, 4.88%, 08/04/20	11,375,000	11,709,870
Wells Fargo & Co.:
3.00%, 10/23/26	6,550,000	6,080,901
		104,522,548
Broker/Asset Managers/Exchanges (1.58%)
CBOE Holdings, Inc.:
3.65%, 01/12/27	11,900,000	11,413,091
	Principal Amount	Value
Broker/Asset Managers/Exchanges (continued)
FMR LLC - 144A:
7.49%, 06/15/19(a)	$8,100,000	$8,349,473
		19,762,564
Finance Companies (1.68%)
Aircastle, Ltd.:
5.00%, 04/01/23	7,350,000	7,554,480
General Electric Co.:
Series D, 3M US L + 3.33%, Perpetual Maturity(b)	10,762,000	10,505,057
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(a)	2,825,000	2,839,125
		20,898,662
Insurance (1.03%)
Massachusetts Mutual Life Insurance Co. - 144A:
8.88%, 06/01/39(a)	1,414,000	2,172,763
Northwestern Mutual Life Insurance Co. - 144A:
3.85%, 09/30/47(a)	6,000,000	5,503,414
6.06%, 03/30/40(a)	1,496,000	1,850,662
PartnerRe Finance B LLC:
5.50%, 06/01/20	3,200,000	3,300,385
		12,827,224
Real Estate Investment Trust (REITs) (2.05%)
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	6,175,000	5,986,477
Ventas Realty LP:
4.40%, 01/15/29	2,955,000	2,943,021
Washington Real Estate Investment Trust:
3.95%, 10/15/22	2,025,000	2,027,365
4.95%, 10/01/20	13,825,000	14,076,198
Weingarten Realty Investors:
6.64%, 07/15/26	545,000	601,279
		25,634,340
Total Financial Institutions		183,645,338

Industrial (21.57%)
Basic Industry (2.73%)
CF Industries, Inc. - 144A:
4.50%, 12/01/26(a)	4,325,000	4,301,234
Potlatch Corp.:
7.50%, 11/01/19	9,571,000	9,963,074
Teck Resources, Ltd. - 144A (Canada):
8.50%, 06/01/24(a)	8,500,000	9,313,875
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(a)	10,675,000	10,416,266
		33,994,449

	Principal Amount	Value
Capital Goods (3.11%)
Airbus Group Finance BV - 144A (Netherlands):
2.70%, 04/17/23(a)	$1,950,000	$1,886,948
CNH Industrial NV (United Kingdom):
4.50%, 08/15/23	3,275,000	3,333,622
General Dynamics Corp.:
2.63%, 11/15/27	3,025,000	2,770,678
Hexcel Corp.:
3.95%, 02/15/27	5,220,000	5,077,235
4.70%, 08/15/25	3,781,000	3,861,753
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)(c)	8,550,000	8,866,179
Masco Corp.:
6.50%, 08/15/32	5,530,000	6,071,931
United Rentals North America, Inc.:
4.63%, 07/15/23	6,850,000	6,927,063
		38,795,409
Communications (3.28%)
America Movil SAB de CV (Mexico):
5.00%, 10/16/19	6,975,000	7,116,410
American Tower Corp.:
5.90%, 11/01/21	3,575,000	3,803,168
AT&T, Inc.:
4.55%, 03/09/49	3,577,000	3,142,701
4.75%, 05/15/46	5,800,000	5,310,367
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.88%, 04/01/24(a)	6,000,000	6,142,500
Lions Gate Capital Holdings LLC - 144A:
5.88%, 11/01/24(a)	4,700,000	4,841,000
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(a)	6,750,000	6,623,438
Verizon Communications, Inc. - 144A:
4.33%, 09/21/28(a)	3,912,000	3,942,247
		40,921,831
Consumer Cyclical (2.57%)
Alimen Couche-Tard, Inc. - 144A (Canada):
3.55%, 07/26/27(a)	5,775,000	5,439,177
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(a)	7,720,000	7,970,900
General Motors Financial Co., Inc.:
3.95%, 04/13/24	4,425,000	4,313,722
4.25%, 05/15/23	3,200,000	3,208,482
	Principal Amount	Value
Consumer Cyclical (continued)
L Brands, Inc.:
5.25%, 02/01/28	$4,150,000	$3,575,432
O'Reilly Automotive, Inc.:
4.88%, 01/14/21	7,276,000	7,500,723
		32,008,436
Consumer Non-Cyclical (4.07%)
Anheuser-Busch InBev Finance, Inc.:
4.90%, 02/01/46	5,700,000	5,733,471
Elanco Animal Health, Inc. - 144A:
4.90%, 08/28/28(a)	6,105,000	6,206,955
Fomento Economico Mexicano SAB de CV (Mexico):
2.88%, 05/10/23	6,700,000	6,420,556
Grupo Bimbo SAB de CV - 144A (Mexico):
4.70%, 11/10/47(a)	3,125,000	2,892,281
Kraft Heinz Foods Co. - 144A:
4.88%, 02/15/25(a)	6,234,000	6,340,728
Mead Johnson Nutrition Co.:
4.13%, 11/15/25	8,625,000	8,735,387
Tesco PLC - 144A (United Kingdom):
6.15%, 11/15/37(a)	11,425,000	11,951,635
Vista Outdoor, Inc.:
5.88%, 10/01/23	2,500,000	2,462,500
		50,743,513
Energy - Independent (1.66%)
Anadarko Finance Co.:
Series B, 7.50%, 05/01/31	6,085,000	7,476,449
Burlington Resources, Inc.:
6.88%, 02/15/26	1,000,000	1,167,036
Diamondback Energy, Inc.:
4.75%, 11/01/24	6,000,000	6,022,500
Range Resources Corp.:
4.88%, 05/15/25	6,400,000	6,088,000
		20,753,985
Energy - Integrated (0.53%)
BP Capital Markets America, Inc.:
3.80%, 09/21/25	6,650,000	6,677,038

Energy - Midstream (2.02%)
Boardwalk Pipelines LP:
3.38%, 02/01/23	12,600,000	12,194,564
MPLX LP:
4.88%, 06/01/25	6,700,000	6,929,212
Tennessee Gas Pipeline Co. LLC:
8.38%, 06/15/32	4,775,000	6,038,994
		25,162,770

	Principal Amount	Value
Technology (0.92%)
EMC Corp.:
3.38%, 06/01/23	$5,481,000	$5,208,152
Iron Mountain, Inc.:
6.00%, 08/15/23	6,123,000	6,295,240
		11,503,392
Transportation (0.68%)
American Airlines 2013-2 Class A Pass Through Trust:
4.95%, 01/15/23	6,913,886	7,092,783
CSX Transportation, Inc.:
9.75%, 06/15/20	1,250,000	1,374,999
		8,467,782
Total Industrial		269,028,605

Utility (3.47%)
Electric (3.47%)
Duke Energy Carolinas LLC:
3.90%, 06/15/21	4,275,000	4,356,179
Series C, 7.00%, 11/15/18	4,285,000	4,307,839
Enviva Prtnrs Eva 8 1/2 11/01/21:
8.50%, 11/01/21	3,000,000	3,114,060
Nevada Power Co.:
Series R, 6.75%, 07/01/37	2,850,000	3,647,041
Oncor Electric Delivery Co. LLC:
4.10%, 06/01/22	4,730,000	4,834,182
7.00%, 09/01/22	5,800,000	6,560,041
PSEG Power LLC:
5.13%, 04/15/20	11,875,000	12,153,805
San Diego Gas & Electric Co.:
6.00%, 06/01/26	3,550,000	4,007,608
Tenaska Alabama II Partners LP - 144A:
6.13%, 03/30/23(a)	116,527	121,509
Tenaska Virginia Partners LP - 144A:
6.12%, 03/30/24(a)	118,410	124,150
		43,226,414
Total Utility		43,226,414

Total Corporate Bonds
(Cost $498,542,686)		495,900,357

	Principal Amount	Value
Municipal Bonds (4.38%)
California (1.86%)
City of San Francisco CA Public Utilities Commission Water Revenue:
6.00%, 11/01/40	$11,750,000	$14,328,185
	Principal Amount	Value
California (continued)
San Diego County Regional Airport Authority:
6.63%, 07/01/40(c)	$8,430,000	$8,915,737

Total California		23,243,922

Louisiana (0.35%)
East Baton Rouge Sewerage Commission:
6.09%, 02/01/45(c)	4,200,000	4,333,602

Total Louisiana		4,333,602

Texas (1.36%)
Dallas Independent School District:
6.45%, 02/15/35(c)	4,600,000	4,929,866
North Texas Tollway Authority:
8.91%, 02/01/30(c)	8,350,000	8,944,854
University of Texas System:
6.28%, 08/15/41(c)	3,026,000	3,107,793

Total Texas		16,982,513

Washington (0.81%)
State of Washington:
Series AD VALOREM PROPERTY TAX, 5.48%, 08/01/39	8,400,000	10,024,644

Total Washington		10,024,644

Total Municipal Bonds
(Cost $57,312,092)		54,584,681

Asset Backed Securities (4.14%)
CarMax Auto Owner Trust:
Series 2018-2, Class A2, 2.73%, 08/16/21	8,425,000	8,417,606
Drive Auto Receivables Trust - 144A:
Series 2017-AA, Class B, 2.51%, 01/15/21(a)	948,416	948,204
Series 2018-1, Class B, 2.88%, 02/15/22	9,500,000	9,491,681
DT Auto Owner Trust - 144A:
Series 2017-4A, Class A, 1.85%, 08/17/20(a)	1,953,546	1,950,143
John Deere Owner Trust 2018-B:
Series 2018-B, Class A2, 2.83%, 04/15/21	8,200,000	8,196,064

	Principal Amount	Value
Asset Backed Securities (continued)
NextGear Floorplan Master Owner Trust - 144A:
Series 2015-2A, Class A, 2.38%, 10/15/20(a)	$8,230,000	$8,229,387
Santander Drive Auto Receivables Trust:
Series 2016-2, Class B, 2.08%, 02/16/21	2,845,254	2,842,186
Sierra Receivables Funding Co. LLC - 144A:
Series 2017-1A, Class A, 2.91%, 03/20/34(a)	1,701,167	1,681,564
Toyota Auto Receivables Owner Trust:
Series 2018-A, Class A2A, 2.10%, 10/15/20	4,400,000	4,387,348
Series 2017-A, Class A3, 1.73%, 02/16/21	5,475,000	5,437,028

Total Asset Backed Securities
(Cost $51,664,126)		51,581,211

Collateralized Loan Obligations (1.68%)
Madison Park Funding XIV, Ltd. - 144A:
Series 2017-14A, Class A1R, 3M US L + 1.12%, 07/20/26(a)(b)	7,300,000	7,301,204
Seneca Park CLO, Ltd. - 144A:
Series 2017-1A, Class AR, 3M US L + 1.12%, 07/17/26(a)(b)	13,677,000	13,676,850

Total Collateralized Loan Obligations
(Cost $20,988,204)		20,978,054

Commercial Mortgage-Backed Securities (1.93%)
GTP Acquisition Partners I LLC - 144A:
3.48%, 06/16/25(a)	10,800,000	10,528,457
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.41%, 11/15/46(a)	2,250,000	2,228,427
Tuckahoe Credit Lease Trust - 144A:
9.31%, 10/20/25(a)(d)	3,207,858	3,512,123
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.90%, 06/15/46(a)	7,500,000	7,753,286

Total Commercial Mortgage-Backed Securities
(Cost $23,588,729)		24,022,293
	Principal Amount	Value
Mortgage-Backed Securities Passthrough (25.14%)
Fannie Mae Pool:
Pool #190377, 5.00%, 11/01/36	$926,109	$984,220
Pool #CA0241, Series 2017, 4.00%, 08/01/47	11,782,850	11,917,033
Pool #888016, 5.50%, 05/01/36	1,206,054	1,296,365
Pool #888405, 5.00%, 12/01/36	185,601	197,277
Pool #889108, 6.00%, 02/01/38	716,584	790,184
Pool #889579, 6.00%, 05/01/38	1,066,831	1,168,325
Pool #907772, 6.00%, 12/01/36	130,859	135,371
Pool #910881, 5.00%, 02/01/37	145,469	146,815
Pool #995373, Series 2009, 4.50%, 02/01/39	5,725,565	5,965,473
Pool #995838, 5.50%, 05/01/39	872,011	938,369
Pool #AB4853, 3.00%, 04/01/32	1,948,612	1,916,270
Pool #AC8938, 4.50%, 01/01/25	2,599,371	2,697,489
Pool #MA1700, Series 2013, 4.50%, 12/01/43	3,019,059	3,147,770
Pool #MA1917, Series 2014, 4.50%, 06/01/44	610,722	636,265
Pool #MA2005, Series 2014, 4.50%, 08/01/44	844,443	879,705
Pool #MA2145, Series 2014, 4.00%, 01/01/45	10,853,943	10,998,049
Pool #MA2354, Series 2015, 3.50%, 08/01/35	10,862,270	10,874,026
Pool #MA3393, Series 2018, 4.00%, 06/01/33	11,950,255	12,203,555
Pool #BM1909, Series 2017, 4.00%, 02/01/45	21,624,550	22,069,677
Pool #BH2597, Series 2017, 4.00%, 08/01/47	11,524,766	11,656,007
Pool #845471, 5.00%, 05/01/36	4,011	4,012
Pool #745275, 5.00%, 02/01/36	964,111	1,024,557
Pool #256526, 6.00%, 12/01/36	426,899	446,321
Pool #AL0933, Series 2011, 5.00%, 10/01/41	1,115,725	1,187,716
Pool #AL3287, Series 2013, 4.50%, 09/01/41	3,386,224	3,524,997
Pool #AL5315, Series 2014, 4.00%, 06/01/42	2,319,478	2,360,868
Pool #AL7911, Series 2015, 3.50%, 12/01/45	8,292,453	8,198,716

	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Fannie Mae Pool (continued)
Pool #AL9242, Series 2016, 3.00%, 10/01/46	$9,993,916	$9,656,992
Pool #AS5823, Series 2015, 3.50%, 09/01/45	13,372,932	13,221,769
Pool #AS6548, Series 2016, 2.50%, 01/01/31	8,442,000	8,155,381
Pool #AD4268, 4.50%, 03/01/25	1,613,690	1,674,707
Pool #AS7367, Series 2016, 3.00%, 06/01/41	3,434,094	3,318,992
Pool #AS7887, Series 2016, 3.00%, 09/01/41	10,937,684	10,573,625
Pool #AS8461, Series 2016, 3.50%, 12/01/46	10,654,993	10,519,142
Pool #AS9663, Series 2017, 4.00%, 05/01/47	11,494,401	11,618,787
Pool #AU1628, Series 2013, 3.00%, 07/01/43	2,969,629	2,867,067
Pool #AY3374, Series 2015, 3.50%, 04/01/45	12,521,387	12,379,857
Pool #725705, 5.00%, 08/01/34	181,117	192,396
Pool #735288, 5.00%, 03/01/35	973,987	1,034,617
Pool #735897, 5.50%, 10/01/35	710,640	763,647
Pool #AS7732, Series 2016, 3.00%, 08/01/41	10,235,013	9,894,328
Pool #AE0395, 4.50%, 10/01/40	4,434,016	4,615,865
Pool #AS9988, Series 2017, 4.50%, 07/01/47	9,725,774	10,046,036
Freddie Mac Gold Pool:
Gold Pool #A41748, 5.00%, 01/01/36	301,364	319,517
Gold Pool #A97620, 4.50%, 03/01/41	4,460,846	4,656,638
Gold Pool #A97047, 4.50%, 02/01/41	2,479,279	2,588,097
Gold Pool #A93505, 4.50%, 08/01/40	2,844,275	2,969,116
Gold Pool #A92533, 4.50%, 06/01/40	1,956,139	2,041,989
Gold Pool #A91161, 4.50%, 02/01/40	1,987,522	2,074,715
Gold Pool #G18711, Series 2018, 4.00%, 10/01/33	6,381,359	6,534,707
Gold Pool #G18708, Series 2018, 4.00%, 09/01/33	6,527,866	6,684,738
Gold Pool #G18702, Series 2018, 3.50%, 08/01/33	12,125,451	12,208,503
Gold Pool #G18696, Series 2018, 3.50%, 07/01/33	6,045,717	6,087,084
	Principal Amount	Value
Mortgage-Backed Securities Passthrough (continued)
Freddie Mac Gold Pool (continued)
Gold Pool #G67700, Series 2016, 3.50%, 08/01/46	$7,850,724	$7,773,704
Gold Pool #G08607, Series 2014, 4.50%, 09/01/44	1,882,787	1,957,695
Gold Pool #G08061, 5.50%, 06/01/35	90,727	97,475
Gold Pool #G07961, Series 2015, 3.50%, 03/01/45	9,003,367	8,908,893
Gold Pool #G05200, 5.00%, 05/01/36	1,644,506	1,747,198
Gold Pool #G03189, 6.50%, 09/01/37	1,112,544	1,268,448
Gold Pool #G02386, 6.00%, 11/01/36	595,652	659,043
Gold Pool #G02252, 5.50%, 07/01/36	879,062	950,416
Gold Pool #G02064, 5.00%, 02/01/36	492,443	523,129
Gold Pool #G01960, 5.00%, 12/01/35	312,270	332,332
Gold Pool #A42128, 5.50%, 01/01/36	389,554	418,141
Gold Pool #G08079, 5.00%, 09/01/35	909,348	966,033
Gold Pool #Q51888, Series 2017, 4.00%, 11/01/47	12,660,939	12,806,584
Freddie Mac Non Gold Pool:
Pool #781958, 2.87%, 09/01/34(b)	83,606	88,392
Ginnie Mae I Pool:
Pool #550656, 5.00%, 09/01/35	161,249	170,039
Ginnie Mae II Pool:
Pool #G24496, 5.00%, 07/01/39	747,283	799,525

Total Mortgage-Backed Securities Passthrough
(Cost $322,318,727)		313,530,791

Residential Mortgage-Backed Securities (2.37%)
American Home Mortgage Investment Trust:
Series 2004-4, Class 6A1, 6.00%, 02/01/45(e)	2,889,277	2,922,604
Banc of America Funding Trust:
Series 2005-4, Class 2A4, 5.50%, 08/01/35	157,613	157,471
Series 2005-4, Class 1A4, 5.50%, 08/01/35	84,189	84,398

	Principal Amount	Value
Residential Mortgage-Backed Securities (continued)
Bear Stearns Co Asset Backed Securities Trust:
Series 2003-AC4, Class A, 5.50%, 09/01/33(e)	$4,332,935	$4,358,036
CHL Mortgage Pass-Through Trust:
Series 2004-HYB2, Class 5A, 4.06%, 07/01/34(b)	1,812,784	1,827,591
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.03%, 07/01/35(b)	156,263	159,107
Deephaven Residential Mortgage Trust - 144A:
Series 2018-1A, Class A3, 3.20%, 12/01/57(a)(b)	2,719,533	2,711,977
Series 2017-3A, Class A3, 2.81%, 10/01/47(a)(b)	2,002,198	1,986,682
Series 2018-2A, Class A1, 3.48%, 04/01/58(a)(b)	4,012,784	4,002,772
GSR Mortgage Loan Trust:
Series 2005-3F, Class 2A3, 6.00%, 03/01/35	1,090,509	1,067,951
MASTR Alternative Loan Trust:
Series 2005-3, Class 3A1, 6.50%, 04/01/35	3,167,670	3,310,264
PHHMC Trust:
Series 2007-2, Class A2, 5.52%, 05/01/37(b)	880,310	886,960
Renaissance Home Equity Loan Trust:
Series 2005-2, Class AF6, 4.78%, 08/01/35(e)	1,444,617	1,490,745
Sequoia Mortgage Trust - 144A:
Series 2017-CH2, Class A10, 4.00%, 12/01/47(a)(b)	4,590,618	4,628,886

Total Residential Mortgage-Backed Securities
(Cost $29,837,176)		29,595,444
	Principal Amount	Value
Residential Mortgage-Backed Securities (continued)
U.S. Treasury Bonds & Notes (18.02%)
United States Treasury Note/Bond
5.38%, 02/15/31	$18,475,000	$22,837,193
4.50%, 02/15/36	12,000,000	14,242,266
4.38%, 02/15/38	5,130,000	6,055,204
4.38%, 11/15/39	11,000,000	13,052,402
4.75%, 02/15/41	17,005,000	21,280,163
3.13%, 11/15/41	6,650,000	6,584,539
3.00%, 05/15/42	9,775,000	9,468,577
2.88%, 05/15/43	25,250,000	23,870,620
2.50%, 02/15/45	40,375,000	35,356,513
2.25%, 11/15/25	20,800,000	19,777,062
2.75%, 11/15/23	5,450,000	5,399,439
2.38%, 05/15/27	10,500,000	9,972,129
2.13%, 05/15/25	19,000,000	17,998,789
		205,894,896
U.S. Treasury Note
0.88%, 09/15/19	19,220,000	18,903,178

Total U.S. Treasury Bonds & Notes
(Cost $226,454,446)		224,798,074

	Shares/Principal	Value
Money Market Mutual Funds (1.37%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.941%)	17,108,543	17,108,543
Total Money Market Mutual Funds
(Cost $17,108,543)		17,108,543

Short Term Investments (0.00%)(f)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	2	2

Total Short Term Investments
(Cost $2)		2

Total Investments (98.88%)
(Cost $1,249,314,731)		$1,233,261,950

Other Assets Less Liabilities (1.12%)		13,955,751

Net Assets (100.00%)		$1,247,217,701

See Notes to Quarterly Statements of Investments.

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(b)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of September 30, 2018 is provided below. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(d)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2018.
(f)	Less than 0.005%.

Libor Rates:

3M US L - 3 Month LIBOR as of September 30, 2018 was 2.40%

12M US L - 12 Month LIBOR as of September 30, 2018 was 2.92%

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Airbus Group Finance BV - 144A	2.700%	04/17/2023	08/16/2016-06/16/2017	$1,978,725	$1,886,948	0.15%^
Alimen Couche-Tard, Inc. - 144A	3.550%	07/26/2027	07/19/2017-08/23/2017	5,775,429	5,439,177	0.44%^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	10/18/2017	6,352,725	6,142,500	0.49%^
CF Industries, Inc. - 144A	4.500%	12/01/2026	11/10/2016	4,302,470	4,301,234	0.34%^
Deephaven Residential Mortgage Trust - 144A	3.202%	12/01/2057	01/26/2018	2,719,522	2,711,977	0.22%
Deephaven Residential Mortgage Trust - 144A	2.813%	10/01/2047	11/01/2017	1,999,950	1,986,683	0.16%
Deephaven Residential Mortgage Trust - 144A	3.479%	04/01/2058	5/24/2018	4,012,734	4,002,772	0.32%
Drive Auto Receivables Trust - 144A	2.510%	01/15/2021	01/24/2017	948,393	948,204	0.08%^
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	04/20/2016-05/26/2016	7,322,849	7,970,900	0.64%^
DT Auto Owner Trust - 144A	1.850%	08/17/2020	05/14/2018-06/12/2018	1,947,418	1,950,143	0.16%^
Elanco Animal Health, Inc. - 144A	4.900%	08/28/2028	08/14/2018-08/22/2018	6,142,055	6,206,955	0.50%^
First Tennessee Bank NA - 144A	3.750%		03/16/2005	1,500,000	1,162,500	0.09%
FMR LLC - 144A	7.490%	06/15/2019	03/06/2007	8,277,262	8,349,473	0.67%^
Grupo Bimbo SAB de CV - 144A	4.700%	11/10/2047	11/07/2017	3,118,097	2,892,281	0.23%^
GTP Acquisition Partners I LLC - 144A	3.482%	06/16/2025	05/20/2015-05/27/2015	10,818,038	10,528,457	0.84%^
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	08/24/2017-09/22/2017	9,186,652	8,866,179	0.71%^
InSite Issuer LLC - 144A	6.414%	11/15/2046	10/25/2016-10/28/2016	2,255,773	2,228,427	0.18%
Kraft Heinz Foods Co. - 144A	4.875%	02/15/2025	08/08/2018-08/15/2018	6,369,406	6,340,728	0.51%^
Lions Gate Capital Holdings LLC - 144A	5.875%	11/01/2024	10/13/2016-11/03/2016	4,710,529	4,841,000	0.39%^
Madison Park Funding XIV, Ltd. - 144A	3M US L + 1.12%	07/20/2026	04/13/2017	7,300,977	7,301,205	0.59%^
Massachusetts Mutual Life Insurance Co. - 144A	8.875%	06/01/2039	03/23/2015	2,261,780	2,172,763	0.17%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	07/13/2016-07/14/2016	6,800,214	6,623,438	0.53%^
NextGear Floorplan Master Owner Trust - 144A	2.380%	10/15/2020	10/23/2015	8,229,377	8,229,387	0.66%^
Northwestern Mutual Life Insurance Co. - 144A	6.063%	03/30/2040	07/16/2015-08/10/2015	1,756,388	1,850,662	0.15%^
Northwestern Mutual Life Insurance Co. - 144A	3.850%	09/30/2047	05/24/2018-06/15/2018	5,547,363	5,503,414	0.44%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/04/2014-05/24/2017	2,825,000	2,839,125	0.23%^
Seneca Park CLO, Ltd. - 144A	3M US L + 1.12%	07/17/2026	05/02/2017	13,687,227	13,676,850	1.10%^
Sequoia Mortgage Trust - 144A	4.000%	12/01/2047	11/07/2017	4,691,156	4,628,886	0.37%^
Sierra Receivables Funding Co. LLC - 144A	2.910%	03/20/2034	03/13/2017	1,701,060	1,681,564	0.13%^
Teck Resources, Ltd. - 144A	8.500%	06/01/2024	10/17/2017-10/18/2017	9,516,643	9,313,875	0.75%^
Tenaska Alabama II Partners LP - 144A	6.125%	03/30/2023	10/09/2003-09/04/2009	117,022	121,509	0.01%^
Tenaska Virginia Partners LP - 144A	6.119%	03/30/2024	04/29/2004-06/26/2014	118,379	124,150	0.01%^
Tesco PLC - 144A	6.150%	11/15/2037	10/07/2014-10/16/2014	12,097,691	11,951,635	0.96%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	2,954,956	3,512,123	0.28%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2046	06/08/2016-10/26/2016	7,559,962	7,753,286	0.62%
Verizon Communications, Inc. - 144A	4.329%	09/21/2028	06/25/2018	3,856,266	3,942,247	0.32%^
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	10/07/2014	10,675,000	10,416,266	0.84%
				$191,434,489	$190,398,920	15.28%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 12.57% of the Fund's net assets as of September 30, 2018.

Segall Bryant & Hamill Quality High Yield Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Shares	Value
Common Stocks (1.33%)
Energy Equipment & Services (1.33%)
Oil & Gas Equipment & Services (1.33%)
Gulfmark Offshore, Inc.**	16,512	$615,898
Gulfmark Offshore, Inc. - Restricted Shares**(a)(b)	5,750	193,027
		808,925
Total Energy Equipment & Services		808,925

Total Common Stocks
(Cost $1,330,975)		808,925

	Principal Amount	Value
Corporate Bonds (91.94%)
Financial Institutions (7.53%)
Finance Companies (2.37%)
Aircastle, Ltd.:
5.00%, 04/01/23	$750,000	$770,865
Provident Funding Associates LP / PFG Finance Corp. - 144A:
6.38%, 06/15/25(c)	675,000	678,375
		1,449,240
Insurance (1.68%)
Centene Corp. - 144A:
5.38%, 06/01/26(c)	1,000,000	1,027,500

Real Estate Investment Trusts (REITs) (3.48%)
CBL & Associates LP:
4.60%, 10/15/24	1,000,000	813,700
MPT Operating Partnership LP / MPT Finance Corp.:
5.00%, 10/15/27	1,350,000	1,308,785
		2,122,485
Total Financial Institutions		4,599,225

Industrial (82.96%)
Basic Industry (7.65%)
CF Industries, Inc.:
5.38%, 03/15/44	500,000	465,625
Compass Minerals International, Inc. - 144A:
4.88%, 07/15/24(c)	1,200,000	1,117,500
FMG Resources August 2006 Pty, Ltd. - 144A (Australia):
4.75%, 05/15/22(c)	750,000	745,312
Potlatch Corp.:
7.50%, 11/01/19	1,500,000	1,561,447
Teck Resources, Ltd. (Canada):
3.75%, 02/01/23	150,000	147,375
	Principal Amount	Value
Basic Industry (continued)
West Fraser Timber Co., Ltd. - 144A (Canada):
4.35%, 10/15/24(c)	$650,000	$634,246
		4,671,505
Capital Goods (9.37%)
Ball Corp.:
5.25%, 07/01/25	700,000	726,250
James Hardie International Finance DAC - 144A (Ireland):
4.75%, 01/15/25(c)	500,000	485,725
Masco Corp.:
6.50%, 08/15/32	966,000	1,060,666
Moog, Inc. - 144A:
5.25%, 12/01/22(c)	1,250,000	1,262,500
Oshkosh Corp.:
5.38%, 03/01/25	750,000	776,250
United Rentals North America, Inc.:
4.63%, 07/15/23	1,400,000	1,415,750
		5,727,141
Communications (15.51%)
AMC Networks, Inc.:
4.75%, 12/15/22	975,000	977,437
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A:
5.88%, 04/01/24(c)	1,200,000	1,228,500
DISH DBS Corp.:
5.88%, 07/15/22	1,000,000	979,375
Lamar Media Corp.:
5.38%, 01/15/24	1,250,000	1,281,250
Lions Gate Capital Holdings LLC - 144A:
5.88%, 11/01/24(c)	1,000,000	1,030,000
Nexstar Broadcasting, Inc. - 144A:
5.63%, 08/01/24(c)	1,000,000	981,250
Nielsen Co. Luxembourg SARL - 144A (Luxembourg):
5.00%, 02/01/25(c)	750,000	738,750
Sirius XM Radio, Inc. - 144A:
5.38%, 04/15/25(c)	1,000,000	1,006,250
T-Mobile USA, Inc.:
6.50%, 01/15/24	1,200,000	1,249,500
		9,472,312
Consumer Cyclical (20.10%)
Allison Transmission, Inc. - 144A:
5.00%, 10/01/24(c)	1,225,000	1,221,937
Cinemark USA, Inc.:
4.88%, 06/01/23	750,000	741,563
CoreCivic, Inc.:
4.13%, 04/01/20	65,000	65,101

	Principal Amount	Value
Consumer Cyclical (continued)
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A:
8.00%, 06/01/21(c)	$1,200,000	$1,239,000
Goodyear Tire & Rubber Co.:
4.88%, 03/15/27	250,000	230,313
5.00%, 05/31/26	470,000	443,680
8.75%, 08/15/20	544,000	594,320
Hanesbrands, Inc. - 144A:
4.63%, 05/15/24(c)	750,000	732,656
L Brands, Inc.:
5.25%, 02/01/28	500,000	430,775
6.88%, 11/01/35	450,000	382,500
Meritor, Inc.:
6.25%, 02/15/24	1,250,000	1,279,688
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.:
5.63%, 05/01/24	1,395,000	1,435,106
Royal Caribbean Cruises, Ltd.:
7.50%, 10/15/27	800,000	948,378
Service Corp International:
4.63%, 12/15/27	481,000	461,760
Speedway Motorsports, Inc.:
5.13%, 02/01/23	1,175,000	1,179,406
Tenneco, Inc.:
5.00%, 07/15/26	1,000,000	891,250
		12,277,433
Consumer Non-Cyclical (14.19%)
Aramark Services, Inc.:
5.13%, 01/15/24	150,000	151,988
DaVita, Inc.:
5.13%, 07/15/24	900,000	873,000
Elanco Animal Health, Inc. - 144A:
4.90%, 08/28/28(c)	1,250,000	1,270,875
Hill-Rom Holdings, Inc. - 144A:
5.00%, 02/15/25(c)	500,000	491,415
Hologic, Inc. - 144A:
4.38%, 10/15/25(c)	1,000,000	957,500
Quintiles IMS, Inc. - 144A:
4.88%, 05/15/23(c)	1,185,000	1,196,850
Teleflex, Inc.:
4.63%, 11/15/27	250,000	238,438
4.88%, 06/01/26	595,000	592,025
5.25%, 06/15/24	524,000	541,580
Tesco PLC - 144A (United Kingdom):
6.15%, 11/15/37(c)	1,074,000	1,123,506
Vista Outdoor, Inc.:
5.88%, 10/01/23	1,250,000	1,231,250
		8,668,427
	Principal Amount	Value
Energy - Independent (5.84%)
Antero Resources Corp.:
5.63%, 06/01/23	$150,000	$153,937
Diamondback Energy, Inc.:
4.75%, 11/01/24	1,500,000	1,505,625
Kerr-McGee Corp.:
6.95%, 07/01/24	130,000	146,534
Range Resources Corp.:
4.88%, 05/15/25	1,850,000	1,759,813
		3,565,909
Energy - Midstream (4.50%)
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.63%, 05/20/24	1,400,000	1,396,500
Boardwalk Pipelines LP:
3.38%, 02/01/23	1,000,000	967,822
MPLX LP:
4.88%, 06/01/25	150,000	155,132
Tennessee Gas Pipeline Co. LLC:
8.38%, 06/15/32	180,000	227,648
		2,747,102
Energy - Refining (1.25%)
Tesoro Corp.:
5.38%, 10/01/22	750,000	763,344

Technology (4.55%)
CDK Global, Inc.:
5.00%, 10/15/24	150,000	153,642
Dell, Inc.:
7.10%, 04/15/28	900,000	969,750
EMC Corp.:
3.38%, 06/01/23	175,000	166,288
Iron Mountain, Inc.:
6.00%, 08/15/23	1,450,000	1,490,789
		2,780,469
Total Industrial		50,673,642

Utility (1.45%)
Electric (1.45%)
Enviva Partners LP / Enviva Partners Finance Corp.:
8.50%, 11/01/21	853,000	885,431

Total Utility		885,431

Total Corporate Bonds
(Cost $56,740,813)		56,158,298

Commercial Mortgage-Backed Securities (4.51%)
InSite Issuer LLC - 144A:
Series 2016-1A, Class C, 6.41%, 11/15/46(c)	250,000	247,603

	Principal Amount	Value
Commercial Mortgage-Backed Securities (continued)
Tuckahoe Credit Lease Trust - 144A:
9.31%, 10/20/25(a)(c)	$1,255,249	$1,374,309
VB-S1 Issuer LLC - 144A:
Series 2016-1A, Class F, 6.90%, 06/15/46(c)	1,095,000	1,131,980

Total Commercial Mortgage-Backed Securities
(Cost $2,522,184)		2,753,892

	Shares	Value
Money Market Mutual Funds (0.45%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.941%)	276,283	276,283
Total Money Market Mutual Funds
(Cost $276,283)		276,283

Short Term Investments (0.00%)(d)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	77	77

Total Short Term Investments
(Cost $77)		77

Total Investments (98.23%)
(Cost $60,870,332)		$59,997,475

Other Assets Less Liabilities (1.77%)		1,083,686

Net Assets (100.00%)		$61,081,161
(a)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	This security is restricted. See the table on the following page for additional information regarding each security.
(c)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(d)	Less than 0.005%.
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

Libor Rates:

12M US L - 12 Month LIBOR as of September 30, 2018 was 2.92%

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Allison Transmission, Inc. - 144A	5.000%	10/01/2024	9/14/2016 - 05/1/2017	$1,239,281	$1,221,937	2.00%^
CCO Holdings LLC / CCO Holdings Capital Corp. - 144A	5.875%	04/01/2024	6/10/2016 - 8/5/2016	1,245,983	1,228,500	2.01%^
Centene Corp. - 144A	5.375%	06/01/2026		1,000,000	1,027,500	1.68%^
Compass Minerals International, Inc. - 144A	4.875%	07/15/2024	10/23/2014 - 3/18/2015	1,189,873	1,117,500	1.83%^
DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. - 144A	8.000%	06/01/2021	3/10/2016 - 7/12/2017	1,152,987	1,239,000	2.03%^
Elanco Animal Health, Inc. - 144A	4.900%	08/28/2028	8/14/2018 - 8/22/2018	1,256,552	1,270,875	2.07%^
FMG Resources August 2006 Pty, Ltd. - 144A	4.750%	05/15/2022	6/15/2017	751,330	745,312	1.22%^
Hanesbrands, Inc. - 144A	4.625%	05/15/2024	5/3/2016	750,000	732,656	1.20%^
Hill-Rom Holdings, Inc. - 144A	5.000%	02/15/2025	2/9/2017	500,000	491,415	0.80%^
Hologic, Inc. - 144A	4.375%	10/15/2025	10/4/2017 - 10/16/2017	1,006,473	957,500	1.57%^
InSite Issuer LLC - 144A	6.414%	11/15/2046	10/25/2016 - 10/28/2016	250,642	247,603	0.41%
James Hardie International Finance DAC - 144A	4.750%	01/15/2025	10/6/2015 - 3/3/2017	505,411	485,725	0.79%^
Lions Gate Capital Holdings LLC - 144A	5.875%	11/01/2024	10/13/2016	1,002,497	1,030,000	1.69%^
Moog, Inc. - 144A	5.250%	12/01/2022	3/20/2017 - 11/9/2017	1,282,605	1,262,500	2.07%^
Nexstar Broadcasting, Inc. - 144A	5.625%	08/01/2024	7/13/2016 - 7/14/2016	1,007,448	981,250	1.61%^
Nielsen Co. Luxembourg SARL - 144A	5.000%	02/01/2025	6/7/2017 - 11/15/2017	767,044	738,750	1.21%^
Provident Funding Associates LP / PFG Finance Corp. - 144A	6.375%	06/15/2025	11/5/2014 - 5/24/2017	675,000	678,375	1.11%^
Quintiles IMS, Inc. - 144A	4.875%	05/15/2023	10/20/2016 - 2/08/2017	1,202,434	1,196,850	1.96%^
Sirius XM Radio, Inc. - 144A	5.375%	04/15/2025	9/15/2016 - 11/29/2016	1,046,853	1,006,250	1.65%^
Tesco PLC - 144A	6.150%	11/15/2037	10/7/2014 - 6/27/2017	1,110,265	1,123,506	1.84%^
Tuckahoe Credit Lease Trust - 144A	9.310%	10/20/2025	12/11/2009	1,156,287	1,374,309	2.25%
VB-S1 Issuer LLC - 144A	6.901%	06/15/2046	6/8/2016 - 12/2/2016	1,115,255	1,131,980	1.85%
West Fraser Timber Co., Ltd. - 144A	4.350%	10/15/2024	6/14/2016 - 12/2/2016	614,335	634,246	1.04%
				$21,828,555	$21,923,539	35.89%
Restricted Securities - Non 144A

Gulfmark Offshore, Inc. - Restricted Shares			11/15/2017	$119,772	$193,027	0.32%

Total Restricted Securities				$21,948,327	$22,116,566	36.21%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 30.34% of the Fund's net assets as of September 30, 2018.

Segall Bryant & Hamill Municipal Opportunities Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Principal Amount	Value
Corporate Bonds (8.19%)
Financial Institutions (1.33%)
Banking (1.33%)
KeyCorp:
5.10%, 03/24/21	$500,000	$520,653

Total Financial Institutions		520,653

Industrial (5.95%)
Aerospace & Defense (0.86%)
Huntington Ingalls Industries, Inc. - 144A:
5.00%, 11/15/25(a)(b)	325,000	337,019

Food & Beverage (2.54%)
Anheuser-Busch InBev Finance, Inc.:
2.65%, 02/01/21(b)	500,000	493,106
Kraft Heinz Foods Co. - 144A:
4.88%, 02/15/25(a)(b)	500,000	508,561
		1,001,667
Independent (1.31%)
Anadarko Petroleum Corp.:
4.85%, 03/15/21(b)	500,000	514,050

Restaurants (1.24%)
Starbucks Corp.:
2.10%, 02/04/21(b)	500,000	488,285

Total Industrial		2,341,021

Utility (0.91%)
Electric (0.91%)
PSEG Power LLC:
5.13%, 04/15/20	350,000	358,217

Total Utility		358,217

Total Corporate Bonds
(Cost $3,229,952)		3,219,891

	Principal Amount	Value
Municipal Bonds (86.84%)
Certificate Participation (0.83%)
General (0.83%)
County of Montrose Co.:
5.00%, 12/01/24	$290,000	$324,310

Total Certificate Participation		324,310
	Principal Amount	Value
General Obligation Ltd (1.32%)
General Obligation (1.32%)
City of Houston TX:
5.00%, 03/01/43(b)	$480,000	$519,605

Total General Obligation Ltd		519,605

General Obligation Unltd (5.94%)
General Obligation (1.81%)
County of Washington NE:
4.00%, 09/15/27(b)	100,000	105,560
High Plains Metropolitan District:
5.00%, 12/01/35(b)(c)	295,000	325,769
State of Washington:
5.00%, 07/01/31(b)	250,000	280,245
		711,574
School District (4.13%)
Brecksville-Broadview Heights City School District:
5.00%, 12/01/48(b)	1,500,000	1,620,840

Total General Obligation Unltd		2,332,414

Government Related (8.14%)
Local Authority (8.14%)
Administrators of the Tulane Educational Fund:
5.00%, 10/01/47(b)	150,000	156,731
Denver Health & Hospital Authority:
4.90%, 12/01/24(b)	410,000	422,792
Industrial Development Authority of the City of Phoenix:
3.79%, 07/01/21	140,000	139,063
New Hope Cultural Education Facilities Finance Corp.:
5.00%, 08/15/19	140,000	140,213
North Texas Tollway Authority:
8.91%, 02/01/30(b)	705,000	755,224
San Diego County Regional Airport Authority:
6.63%, 07/01/40(b)	140,000	148,067
State of Colorado:
6.24%, 03/15/30(b)(d)	180,000	188,089
Virginia Small Business Financing Authority:
4.00%, 07/01/50(b)	1,250,000	1,246,462
		3,196,641
Total Government Related		3,196,641

Revenue Bonds (69.39%)
Airport (0.36%)
Chicago O'Hare International Airport:
5.63%, 01/01/35(b)	5,000	5,310

	Principal Amount	Value
Airport (continued)
Hillsborough County Aviation Authority:
5.00%, 10/01/44(b)	$125,000	$135,134
		140,444
Development (2.18%)
Brooklyn Arena Local Development Corp.:
5.00%, 07/15/25	40,000	44,930
City of Minneapolis MN:
4.00%, 06/01/28(b)	115,000	121,365
Love Field Airport Modernization Corp.:
5.25%, 11/01/40(b)	655,000	688,968
		855,263
Education (1.76%)
Colorado Educational & Cultural Facilities Authority:
4.00%, 12/01/38(b)	50,000	49,656
4.00%, 06/15/20(d)	40,000	40,691
5.00%, 12/01/25(e)	165,000	184,544
New Jersey Economic Development Authority:
5.00%, 07/15/21	200,000	210,715
Utah Charter School Finance Authority:
5.00%, 04/15/30(b)	185,000	205,961
		691,567
Facilities (2.79%)
Arizona Industrial Development Authority:
5.00%, 05/01/33(b)	500,000	556,285
5.00%, 05/01/48(b)	500,000	540,690
		1,096,975
General (5.53%)
City of Columbus NE Sales Tax Revenue:
4.00%, 09/15/28(d)	250,000	262,483
City of Coralville IA:
5.00%, 05/01/33(b)	250,000	257,618
Mississippi State University Educational Building Corp., Prerefunded 8/01/2021 @ 100:
4.25%, 08/01/30(b)(d)	30,000	31,814
Regional Transportation District:
5.25%, 07/15/24(b)	115,000	118,228
6.00%, 01/15/34(b)	1,000,000	1,041,089
6.00%, 01/15/26(b)	445,000	463,209
		2,174,441
General Obligation (0.16%)
City of Coralville IA:
4.00%, 05/01/27(b)	65,000	63,520
	Principal Amount	Value
Higher Education (7.22%)
California Educational Facilities Authority:
2.50%, 12/01/35(b)	$25,000	$24,425
Delaware County Authority:
5.00%, 08/01/45(b)	225,000	248,935
Illinois Finance Authority:
5.00%, 10/01/30(b)	40,000	45,196
Lousiana Public Facilities Authority:
5.00%, 12/15/28(b)	180,000	206,572
Miami-Dade County Educational Facilities Authority:
5.00%, 04/01/31(b)	20,000	22,333
5.00%, 04/01/33(b)	70,000	77,599
5.00%, 04/01/45(b)	580,000	630,169
New York State Dormitory Authority:
5.00%, 07/01/41(b)	195,000	213,995
Pennsylvania Higher Educational Facilities Authority:
2.25%, 08/15/41(b)	70,000	65,365
2.50%, 10/01/45(b)	775,000	745,565
Philadelphia Authority for Industrial Development:
5.00%, 04/01/45(b)	345,000	376,515
Southwest Higher Education Authority, Inc.:
5.00%, 10/01/29(b)	100,000	115,047
Tulsa Industrial Authority:
4.50%, 10/01/33(b)	65,000	66,489
		2,838,205
Housing (0.27%)
Maryland Economic Development Corp.:
5.00%, 07/01/37(b)	100,000	104,613

Medical (12.23%)
California Statewide Communities Development Authority:
5.00%, 07/01/34(b)	100,000	109,212
City of Lakeland FL:
5.00%, 11/15/45(b)	100,000	107,624
5.00%, 11/15/29(b)	150,000	169,625
Colorado Health Facilities Authority:
5.00%, 01/01/20	15,000	15,353
5.00%, 01/01/22	45,000	47,264
5.00%, 01/01/23(b)	50,000	52,125
5.00%, 01/01/25(b)	60,000	61,862
Greeneville Health & Educational Facilities Board:
5.00%, 07/01/34(b)	1,000,000	1,077,730
Idaho Health Facilities Authority:
5.00%, 03/01/32(b)	700,000	785,428

	Principal Amount	Value
Medical (continued)
Illinois Finance Authority:
4.00%, 06/01/47(b)	$65,000	$64,667
4.25%, 05/15/41(b)	365,000	358,218
5.00%, 11/15/34(b)	130,000	142,393
5.00%, 03/01/34(b)	430,000	472,699
5.75%, 08/15/31(b)	20,000	21,644
6.00%, 05/15/39(b)	15,000	15,691
Louisiana Public Facilities Authority:
5.50%, 11/01/40(b)	275,000	285,700
Orange County Health Facilities Authority:
5.00%, 10/01/42(b)	520,000	551,091
Washington Health Care Facilities Authority:
5.00%, 02/01/41(b)	455,000	468,272
		4,806,598
Nursing Homes (8.06%)
Capital Trust Agency, Inc.:
3.75%, 07/01/23	425,000	425,820
5.25%, 07/01/48(b)	500,000	516,010
Colorado Health Facilities Authority:
5.00%, 12/01/42(b)	1,330,000	1,390,063
5.00%, 05/15/48(b)	800,000	835,464
		3,167,357
Power (5.11%)
Lower Colorado River Authority:
4.00%, 05/15/30(b)	370,000	385,044
Texas Municipal Power Agency:
5.00%, 09/01/47(b)	600,000	626,820
West Virginia Economic Development Authority:
3.00%, 06/01/37	1,000,000	996,050
		2,007,914
Transportation (23.51%)
Central Texas Regional Mobility Authority:
5.00%, 01/01/33(b)	340,000	366,068
5.00%, 01/01/34(b)	50,000	55,267
Central Texas Turnpike System:
5.00%, 08/15/30(b)	120,000	130,399
5.00%, 08/15/42(b)	780,000	829,218
Chesapeake Bay Bridge & Tunnel District:
5.00%, 07/01/46(b)	335,000	363,378
Colorado High Performance Transportation Enterprise:
5.00%, 12/31/51(b)	1,145,000	1,225,963
5.00%, 12/31/56(b)	200,000	213,682
Metropolitan Washington Airports Authority:
6.50%, 10/01/41 AGC(b)(c)	330,000	408,141
Mid-Bay Bridge Authority:
5.00%, 10/01/35(b)	1,180,000	1,289,008
	Principal Amount	Value
Transportation (continued)
Montgomery County Toll Road Authority:
5.00%, 09/15/31(b)	$500,000	$544,315
North Texas Tollway Authority:
5.00%, 01/01/31(b)	740,000	812,838
Texas Private Activity Bond Surface Transportation Corp.:
7.00%, 06/30/40(b)	2,600,000	2,790,033
Virginia Small Business Financing Authority:
5.00%, 01/01/40(b)	200,000	209,750
		9,238,060
Utilities (0.21%)
City of Burlington CO Water & Sewer Revenue:
4.35%, 11/01/35 AGM(b)(c)	80,000	80,772

Total Revenue Bonds		27,265,729

Special Assessment (0.45%)
Development (0.45%)
Village Community Development District No 5:
3.13%, 05/01/22	175,000	178,059

Total Special Assessment		178,059

Tax Allocation (0.77%)
General (0.77%)
Park Creek Metropolitan District:
5.00%, 12/01/35(b)	275,000	304,043

Total Tax Allocation		304,043

Total Municipal Bonds
(Cost $34,480,260)		34,120,801

U.S. Treasury Bonds & Notes (3.17%)
U.S. Treasury Note
2.63%, 08/31/20	1,000,000	$996,543
2.50%, 06/30/20	250,000	248,755
		1,245,298

Total U.S. Treasury Bonds & Notes
(Cost $1,249,174)		1,245,298

	Shares	Value
Money Market Mutual Funds (1.13%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.941%)	442,238	$442,238
Total Money Market Mutual Funds
(Cost $442,238)		442,238

Total Investments (99.33%)
(Cost $39,401,624)		$39,028,228

Other Assets Less Liabilities (0.67%)		262,931

Net Assets (100.00%)		$39,291,159

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	This security is restricted. See the table on the following page for additional information regarding each security. Included in the table are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(d)	This security is prerefunded in advance of the next call date.
(e)	When - Issued Security/Forward Commitment Security.

See Notes to Quarterly Statements of Investments.

Restricted Securities
Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Value	Value as Percentage of Net Assets
Huntington Ingalls Industries, Inc. - 144A	5.000%	11/15/2025	08/24/2017-09/22/2017	$341,561	$337,019	0.86%^
Kraft Heinz Foods Co. - 144A	4.875%	02/15/2025	08/20/2018	511,088	508,561	1.28%^
				$852,649	$845,580	2.14%

^	144A securities with a liquid trading market as determined by the Advisor under the supervision of the Board of Trustees. Such securities represent 2.14% of the Fund's net assets as of September 30, 2018.

Segall Bryant & Hamill Colorado Tax Free Fund AS OF SEPTEMBER 30, 2018 (Unaudited)

	Principal Amount	Value
Municipal Bonds (97.81%)
Certificate Participation (12.32%)
Education (1.67%)
Adams 12 Five Star Schools:
2.00%, 12/15/18	$200,000	$200,036
Douglas County School District No Re-1 Douglas & Elbert Counties:
4.00%, 01/15/28(a)	1,675,000	1,782,703
5.00%, 01/15/25(a)(b)	1,000,000	1,008,970
El Paso County School District No 49 Falcon:
3.00%, 12/15/18	300,000	300,651
Pueblo County School District No 70:
1.88%, 01/15/19	180,000	179,843
2.10%, 01/15/20	215,000	214,645
2.38%, 01/15/21(a)	270,000	266,601
State of Colorado:
4.00%, 03/15/30(a)	850,000	880,787
		4,834,236
General (8.74%)
Auraria Higher Education Center:
6.00%, 05/01/24(a)(b)	499,000	510,686
City & County of Denver CO:
5.25%, 05/01/20 NATL(c)	1,325,000	1,369,162
5.25%, 12/01/24(a)(b)	625,000	628,419
City & County of Denver Co.:
5.00%, 06/01/33(a)	700,000	791,098
5.00%, 06/01/34(a)	1,075,000	1,210,987
City of Aurora CO:
5.00%, 12/01/30(a)	875,000	902,256
5.00%, 12/01/34(a)	450,000	507,771
5.00%, 12/01/35(a)	615,000	691,605
City of Colorado Springs CO:
5.25%, 12/01/31(a)	680,000	797,599
City of Longmont CO:
5.00%, 12/01/28(a)	1,500,000	1,671,330
County of Eagle CO:
5.00%, 12/01/27(a)	495,000	565,919
County of El Paso CO:
2.00%, 12/01/20 AGM(c)	1,615,000	1,610,220
Denver Health & Hospital Authority:
5.00%, 12/01/30(a)	350,000	389,179
5.00%, 12/01/31(a)	350,000	387,611
5.00%, 12/01/32(a)	225,000	248,778
5.00%, 12/01/33(a)	240,000	264,509
5.00%, 12/01/48(a)	1,900,000	2,034,330
	Principal Amount	Value
General (continued)
Regional Transportation District:
4.38%, 06/01/39(a)	$4,000,000	$4,154,480
5.00%, 06/01/20	1,200,000	1,257,384
5.00%, 06/01/28(a)	2,000,000	2,264,420
State of Colorado:
5.00%, 09/01/32(a)	950,000	1,092,186
Town of Erie CO:
5.00%, 11/01/27(a)	1,735,000	1,955,276
		25,305,205
General Obligation (1.91%)
Town of Firestone:
5.00%, 12/01/38(a)	2,000,000	2,212,840
5.00%, 12/01/42(a)	3,000,000	3,305,820
		5,518,660
Total Certificate Participation		35,658,101

General Obligation Ltd (5.52%)
Development (4.29%)
BNC Metropolitan District No 1:
5.00%, 12/01/32 BAM(a)(c)	360,000	402,005
5.00%, 12/01/37 BAM(a)(c)	545,000	596,949
Bradburn Metropolitan District No 2:
4.00%, 12/01/28	500,000	489,345
5.00%, 12/01/38(a)	600,000	617,802
5.00%, 12/01/47(a)	1,200,000	1,224,864
Bromley Park Metropolitan District No 2:
6.38%, 12/15/47(a)	1,000,000	982,220
Cherry Creek Corporate Center Metropolitan District:
5.00%, 06/01/37(a)	920,000	907,856
Copperleaf Metropolitan District No 6:
5.25%, 12/01/48(a)	1,925,000	1,929,928
Cornerstar Metropolitan District:
5.13%, 12/01/37(a)	1,000,000	1,025,530
Serenity Ridge Metropolitan District No 2:
5.13%, 12/01/43(a)	725,000	733,388
Sierra Ridge Metropolitan District No 2:
5.50%, 12/01/46(a)	1,000,000	1,015,040
Sterling Hills West Metropolitan District:
5.00%, 12/01/39(a)	750,000	798,735
Tallyns Reach Metropolitan District No 3:
6.75%, 11/01/38(a)	1,720,000	1,699,412
		12,423,074
General Obligation (1.23%)
Eaton Area Park & Recreation District:
5.50%, 12/01/30(a)	470,000	500,480

	Principal Amount	Value
General Obligation (continued)
Fossil Ridge Metropolitan District No 3:
5.00%, 12/01/44(a)	$1,000,000	$1,013,230
5.00%, 12/01/36(a)	2,000,000	2,042,200
		3,555,910
Total General Obligation Ltd		15,978,984

General Obligation Unltd (10.77%)
Development (6.64%)
Beacon Point Metropolitan District:
5.00%, 12/01/30 AGM(a)(c)	1,000,000	1,122,550
Central Platte Valley Metropolitan District:
5.00%, 12/01/43(a)	3,500,000	3,680,005
5.38%, 12/01/33(a)	1,600,000	1,766,768
5.50%, 12/01/29(a)	750,000	836,010
6.00%, 12/01/38(a)	1,000,000	1,129,710
Copperleaf Metropolitan District No 2:
5.75%, 12/01/45(a)	2,000,000	2,093,280
Cross Creek Metropolitan District No 2:
5.00%, 12/01/34(a)(c)	2,480,000	2,829,928
SBC Metropolitan District:
5.00%, 12/01/34 AGM(a)(c)	205,000	227,431
Tallyns Reach Metropolitan District No 3:
Series AD VALOREM PROPERTY TAX, 4.00%, 12/01/21	1,575,000	1,648,348
Vista Ridge Metropolitan District:
5.00%, 12/01/27 BAM(a)(c)	485,000	543,932
5.00%, 12/01/28 BAM(a)(c)	750,000	837,720
5.00%, 12/01/31 BAM(a)(c)	1,250,000	1,380,225
Wheatlands Metropolitan District:
5.00%, 12/01/30 BAM(a)(c)	1,000,000	1,121,860
		19,217,767
General Obligation (2.70%)
Anthem West Metropolitan District:
5.00%, 12/01/35 BAM(a)(c)	1,165,000	1,282,584
Commonwealth of Puerto Rico (Puerto Rico):
5.25%, 07/01/20 AGM(c)	1,800,000	1,877,112
5.25%, 07/01/24 AGM(a)(c)	100,000	107,102
5.50%, 07/01/19 AGM(c)	1,630,000	1,665,664
Grand River Hospital District:
5.25%, 12/01/32 AGM(a)(c)	1,000,000	1,162,480
5.25%, 12/01/33 AGM(a)(c)	1,000,000	1,153,170
High Plains Metropolitan District:
5.00%, 12/01/35 NATL(a)(c)	500,000	552,150
		7,800,262
	Principal Amount	Value
School District (1.43%)
Arapahoe County School District No 1 Englewood:
Series AD VALOREM PROPERTY TAX, 5.00%, 12/01/29(a)(b)	$2,440,000	$2,657,794
Douglas County School District No Re-1 Douglas & Elbert Counties:
zero coupon, 12/15/22	1,660,000	1,492,307
		4,150,101
Total General Obligation Unltd		31,168,130

Government Related (7.00%)
Local Authority (7.00%)
Arapahoe County Water & Wastewater Authority:
6.68%, 12/01/39(a)	1,000,000	1,039,130
Aspen Public Facilities Authority:
5.88%, 09/01/32 AGM(a)(c)	880,000	882,033
City & County of Denver Co.:
3.29%, 08/01/24	1,500,000	1,484,835
City of Colorado Springs CO Utilities System Revenue:
4.95%, 11/15/24	3,000,000	3,177,630
Colorado Housing & Finance Authority:
2.50%, 04/01/20	850,000	843,710
2.63%, 10/01/20	720,000	713,714
2.75%, 04/01/21	1,705,000	1,689,553
2.80%, 10/01/21	550,000	544,071
2.90%, 11/01/20	510,000	508,164
Denver City & County School District No 1:
2.02%, 12/15/19	1,460,000	1,446,130
2.17%, 12/15/20	2,000,000	1,960,580
2.80%, 12/15/22	1,500,000	1,469,655
Hyland Hills Park & Recreation District:
1.45%, 12/15/18	150,000	149,589
1.70%, 12/15/19	425,000	418,047
2.00%, 12/15/20	150,000	145,918
2.15%, 12/15/21	135,000	129,722
Park Creek Metropolitan District:
2.85%, 12/01/21	500,000	487,870
3.15%, 12/01/23	405,000	391,829
3.30%, 12/01/24	425,000	409,364
3.45%, 12/01/25	500,000	479,385
3.60%, 12/01/26(a)	300,000	286,278
State of Colorado:
4.99%, 03/15/19(b)	500,000	505,335
7.02%, 03/15/31(a)(b)	1,000,000	1,090,900
		20,253,442
Total Government Related		20,253,442

	Principal Amount	Value
Revenue Bonds (55.94%)
Airport (2.52%)
City & County of Denver CO Airport System Revenue:
5.25%, 11/15/28(a)	$1,000,000	$1,035,210
1M US L + 0.86%, 11/15/31(a)(d)	4,950,000	4,958,316
Grand Junction Regional Airport Authority:
5.00%, 12/01/31 NATL(a)(c)	1,155,000	1,290,967
		7,284,493
Development (1.70%)
Denver Convention Center Hotel Authority:
5.00%, 12/01/31(a)	1,500,000	1,666,245
5.00%, 12/01/32(a)	500,000	554,910
5.00%, 12/01/33(a)	500,000	554,470
Park Creek Metropolitan District:
5.00%, 12/01/26(a)	730,000	829,002
5.00%, 12/01/27(a)	620,000	702,795
5.00%, 12/01/45(a)	550,000	596,046
		4,903,468
Education (7.61%)
Colorado Educational & Cultural Facilities Authority:
3.75%, 07/01/26	1,000,000	966,910
4.00%, 04/01/22	130,000	131,554
4.13%, 07/01/26(a)	625,000	623,531
5.00%, 10/01/19(b)	115,000	118,355
5.00%, 05/01/35(a)	3,145,000	3,374,334
5.00%, 05/15/29(a)	2,600,000	2,932,878
5.00%, 11/01/30(a)	500,000	553,265
5.00%, 07/01/36(a)	1,000,000	1,092,540
5.00%, 12/15/31(a)	715,000	811,589
5.00%, 08/01/36(a)	1,140,000	1,241,517
5.00%, 06/01/36(a)	1,580,000	1,711,519
5.00%, 08/15/30(a)	750,000	812,505
5.00%, 11/15/24	435,000	483,037
5.00%, 11/15/31(a)	1,000,000	1,084,240
5.00%, 07/01/36(a)	1,000,000	1,014,030
5.00%, 09/01/36(a)	1,000,000	998,780
5.00%, 12/01/31(a)	1,500,000	1,645,500
5.00%, 09/01/46(a)	500,000	484,620
5.00%, 10/01/32(a)	1,340,000	1,436,654
Series CHARTER SCHOOL AID, 5.63%, 01/15/44(a)	480,000	502,819
		22,020,177
Facilities (0.17%)
City & County of Denver CO Golf Revenue:
5.00%, 09/01/19(a)	500,000	501,250
	Principal Amount	Value
General (6.95%)
City & County of Denver Co.:
08/01/30(a)	$500,000	$322,010
08/01/31(a)	1,465,000	900,887
08/01/33(a)	1,500,000	838,455
City of Commerce City CO:
4.25%, 08/01/40 AGM(a)(c)	1,155,000	1,192,272
5.00%, 08/01/28 AGM(a)(c)	600,000	668,484
City of Idaho Springs Co. Sales Tax Revenue:
5.00%, 12/01/33(a)(c)	490,000	554,033
5.00%, 12/01/34(a)(c)	525,000	591,596
Hyland Hills Park & Recreation District:
2.00%, 12/15/21	250,000	247,498
2.00%, 12/15/22	300,000	293,130
3.00%, 12/15/23	200,000	204,650
Regional Transportation District:
5.00%, 11/01/28(a)	2,000,000	2,196,860
6.00%, 01/15/41(a)	6,830,000	7,103,473
6.00%, 01/15/34(a)	4,000,000	4,164,360
6.00%, 01/15/26(a)	800,000	832,736
		20,110,444
Higher Education (5.54%)
Auraria Higher Education Center:
4.00%, 04/01/29 AGM(a)(c)	3,500,000	3,675,665
Colorado Educational & Cultural Facilities Authority:
4.00%, 03/01/33(a)	1,125,000	1,175,681
5.00%, 10/01/36(a)	1,500,000	1,652,475
5.00%, 10/01/34(a)	1,975,000	2,121,940
Colorado School of Mines:
4.00%, 12/01/37(a)	225,000	230,020
5.00%, 12/01/29(a)	275,000	318,293
5.00%, 12/01/30(a)	325,000	374,758
5.00%, 12/01/31(a)	360,000	413,568
1M US L + 0.50%, 02/01/23(a)(d)	5,000,000	4,989,300
Metropolitan State University of Denver:
4.00%, 12/01/28(a)(c)	715,000	765,050
University of Colorado:
4.00%, 06/01/32(a)	300,000	319,896
		16,036,646
Medical (15.93%)
Aspen Valley Hospital District:
5.00%, 10/15/30(a)	1,650,000	1,736,674

	Principal Amount	Value
Medical (continued)
Colorado Health Facilities Authority:
2.80%, 05/15/42(a)(d)	$3,000,000	$2,998,650
3.00%, 09/01/19	305,000	307,303
4.00%, 05/15/29(a)	1,695,000	1,784,818
4.00%, 09/01/21	255,000	266,559
4.00%, 05/15/35(a)	350,000	353,808
5.00%, 01/15/28(a)	1,150,000	1,302,697
5.00%, 05/15/30(a)	500,000	552,345
5.00%, 05/15/40(a)	1,000,000	1,078,100
5.00%, 12/01/29(a)	1,010,000	1,140,704
5.00%, 12/01/19	300,000	309,837
5.00%, 12/01/21	875,000	939,181
5.00%, 12/01/24(a)	1,000,000	1,086,270
Series HLTH, HOSP, NURSHOME REV., 5.00%, 02/01/22	200,000	213,826
Series HLTH, HOSP, NURSHOME REV., 5.00%, 02/01/23	520,000	562,359
5.00%, 01/01/21(a)	950,000	983,468
5.00%, 01/01/23(a)	1,000,000	1,034,730
5.00%, 02/01/41(a)	350,000	360,209
5.00%, 02/01/23(a)	500,000	525,555
5.00%, 09/01/29(a)	1,000,000	1,114,110
5.00%, 10/01/32(a)	500,000	536,430
5.00%, 05/15/23	370,000	405,535
5.00%, 05/15/24	575,000	636,238
5.00%, 05/15/25	790,000	882,185
5.00%, 05/15/26	540,000	607,187
5.00%, 05/15/28(a)	335,000	376,875
5.00%, 05/15/29(a)	425,000	475,758
5.00%, 05/15/30(a)	710,000	791,423
5.00%, 05/15/31(a)	1,155,000	1,282,004
5.00%, 05/15/32(a)	1,650,000	1,830,131
5.00%, 11/15/48	875,000	1,002,925
5.25%, 01/01/45(a)	1,000,000	1,059,940
5.25%, 07/01/24(a)	1,000,000	1,018,690
5.25%, 02/01/31(a)	1,550,000	1,620,742
6.25%, 10/01/33(a)	1,250,000	1,254,375
Colorado Health Facilities Authority Sisters of Charity:
5.00%, 01/01/40(a)	7,000,000	7,204,610
Denver Health & Hospital Authority:
5.00%, 12/01/39(a)	1,500,000	1,574,280
3M US L + 1.10%, 12/01/33(a)(d)	2,305,000	2,197,587
University of Colorado Hospital Authority:
5.00%, 11/15/36(a)	2,470,000	2,691,016
		46,099,134
	Principal Amount	Value
Nursing Homes (3.22%)
Colorado Health Facilities Authority:
3.13%, 05/15/27(a)	$1,250,000	$1,238,312
4.00%, 01/01/21	255,000	260,995
4.00%, 01/01/22	265,000	272,468
5.00%, 06/01/22	750,000	810,585
5.00%, 06/01/31(a)	1,250,000	1,381,162
5.00%, 06/01/32(a)	1,750,000	1,928,150
5.00%, 05/15/48(a)	3,290,000	3,435,846
		9,327,518
Power (0.13%)
Puerto Rico Electric Power Authority (Puerto Rico):
3M US L + 0.52%, 07/01/29 AGM(a)(c)(d)	400,000	375,000

Transportation (9.70%)
Colorado Bridge Enterprise:
4.00%, 12/31/24	1,610,000	1,698,212
4.00%, 12/31/28(a)	2,760,000	2,879,204
4.00%, 06/30/29(a)	4,525,000	4,684,099
4.00%, 12/31/29(a)	2,705,000	2,795,807
4.00%, 06/30/30(a)	3,115,000	3,189,947
4.00%, 06/30/31(a)	665,000	677,861
Colorado High Performance Transportation Enterprise:
5.00%, 12/31/47(a)	1,600,000	1,716,832
5.00%, 12/31/51(a)	4,500,000	4,818,195
5.00%, 12/31/56(a)	4,300,000	4,594,163
E-470 Public Highway Authority:
1M US L + 1.05%, 09/01/39(a)(d)	1,000,000	1,008,420
		28,062,740
Water (2.47%)
City of Aurora CO Water Revenue:
5.00%, 08/01/46(a)	5,000,000	5,585,800
City of Brighton CO Water Activity Revenue:
5.00%, 12/01/29 AGC(a)(b)(c)	1,515,000	1,568,237
		7,154,037
Total Revenue Bonds		161,874,907

Revenue Notes (2.46%)
Education (2.46%)
Colorado State Education Loan Program:
4.00%, 06/27/19	3,500,000	3,553,865
5.00%, 06/27/19	3,500,000	3,579,380
		7,133,245
Total Revenue Notes		7,133,245

	Principal Amount	Value
Tax Allocation (3.80%)
General (3.80%)
Park Creek Metropolitan District:
5.00%, 12/01/36(a)	$300,000	$330,678
5.00%, 12/01/37(a)	325,000	356,934
5.00%, 12/01/41(a)	1,500,000	1,634,460
5.00%, 12/01/46(a)	3,750,000	4,061,513
Plaza Metropolitan District No 1:
5.00%, 12/01/22	1,500,000	1,603,815
Thornton Development Authority:
5.00%, 12/01/24	440,000	494,965
5.00%, 12/01/25(a)	325,000	366,974
5.00%, 12/01/26(a)	425,000	478,860
5.00%, 12/01/30(a)	500,000	558,260
5.00%, 12/01/31(a)	1,000,000	1,114,130
		11,000,589
Total Tax Allocation		11,000,589

Total Municipal Bonds
(Cost $286,862,694)		283,067,398

	Shares	Value
Money Market Mutual Funds (0.61%)
Goldman Sachs Financial Square - Government Fund, (7 Day Yield 1.941%)	1,751,986	1,751,986
Total Money Market Mutual Funds
(Cost $1,751,986)		1,751,986

	Shares	Value
Short Term Investments (0.00%)(e)
Bank of New York Cash Reserve, (7 Day Yield 0.050%)	1,832	1,832

Total Short Term Investments
(Cost $1,832)		1,832

Total Investments (98.42%)
(Cost $288,616,512)		$284,821,216

Other Assets Less Liabilities (1.58%)		4,573,467

Net Assets (100.00%)		$289,394,683

Libor Rates:

1M US L - 1 Month LIBOR as of September 30, 2018 was 2.26%

3M US L - 3 Month LIBOR as of September 30, 2018 was 2.40%

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is prerefunded in advance of the next call date.
(c)	This security is insured. In the event of a default by the bond issuer, the insurer, as noted in the security description, guarantees scheduled principal and interest payments will be made when due.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. A description of the reference rate and the rate in effect as of September 30, 2018 is provided below. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Less than 0.005%.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGC	Assured Guaranty Corporation.
AGM	Assured Guaranty Municipal.
AS	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab, Joint Stock Company in Denmark.
BV	Besloten Vennootschap is the Dutch term for a private limited liability corporation
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NA	National Association.
NV	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
SA	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies
SE	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
CURRENCY ABBREVIATIONS
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
ZAR	South African Rand

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

September 30, 2018 (Unaudited)

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Segall Bryant & Hamill Micro Cap Fund, Segall Bryant & Hamill Small Cap Value Dividend Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Growth Fund II, Segall Bryant & Hamill Smid Cap Value Dividend Fund, Segall Bryant & Hamill Mid Cap Value Dividend Fund, Segall Bryant & Hamill Mid Cap Value Dividend Fund II, Segall Bryant & Hamill Large Cap Dividend Fund, Segall Bryant & Hamill Fundamental International Small Cap Fund, Segall Bryant & Hamill Global Large Cap Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class shares except Segall Bryant & Hamill Small Cap Growth Fund II. All of the Funds also offer Institutional Class shares except Segall Bryant & Hamill Micro Cap Fund. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, the following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the Prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over the counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of September 30, 2018, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Fundamental International Small Cap Fund and Segall Bryant & Hamill Global Large Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Country Risk – As of September 30, 2018, the Segall Bryant & Hamill Global Large Cap Fund invested a significant percentage of its assets in Switzerland and the Segall Bryant & Hamill Fundamental International Small Cap Fund invested a significant percentage of its assets in Japan, Australia and China. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Sector Concentration Risk – The Funds may concentrate investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

3. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds’ assets:

Segall Bryant & Hamill Micro Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,947,265	$–	$–	$9,947,265
Money Market Mutual Funds	56,453	–	–	56,453
Total	$10,003,718	$–	$–	$10,003,718

Segall Bryant & Hamill Small Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$121,071,443	$–	$–	$121,071,443
Money Market Mutual Funds	1,359,383	–	–	1,359,383
Total	$122,430,826	$–	$–	$122,430,826

Segall Bryant & Hamill Small Cap Growth Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,056,377	$–	$–	$5,056,377
Money Market Mutual Funds	107,905	–	–	107,905
Total	$5,164,282	$–	$–	$5,164,282

Segall Bryant & Hamill Small Cap Growth Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$76,482,409	$–	$–	$76,482,409
Money Market Mutual Funds	1,337,955	–	–	1,337,955
Total	$77,820,364	$–	$–	$77,820,364

Segall Bryant & Hamill Smid Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$973,803	$–	$–	$973,803
Money Market Mutual Funds	50,410	–	–	50,410
Total	$1,024,213	$–	$–	$1,024,213

Segall Bryant & Hamill Mid Cap Value Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$75,305,409	$–	$–	$75,305,409
Money Market Mutual Funds	2,627,260	–	–	2,627,260
Total	$77,932,669	$–	$–	$77,932,669

Segall Bryant & Hamill Mid Cap Value Dividend Fund II
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$27,281,569	$–	$–	$27,281,569
Money Market Mutual Funds	997,472	–	–	997,472
Total	$28,279,041	$–	$–	$28,279,041

Segall Bryant & Hamill Large Cap Dividend Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$9,512,809	$–	$–	$9,512,809
Money Market Mutual Funds	18,711	–	–	18,711
Total	$9,531,520	$–	$–	$9,531,520

Segall Bryant & Hamill Fundamental International Small Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$70,501,799	$–	$–	$70,501,799
Money Market Mutual Funds	554,180	–	–	554,180
Total	$71,055,979	$–	$–	$71,055,979

Other Financial Instruments**
Assets
	$–	$202,824	$–	$202,824
Liabilities
	–	(396,338)	–	(396,338)
Total	$–	$(193,514)	$–	$(193,514)

Segall Bryant & Hamill Global Large Cap Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,431,907	$–	$–	$51,431,907
Money Market Mutual Funds	244,091	–	–	244,091
Total	$51,675,998	$–	$–	$51,675,998

Segall Bryant & Hamill Plus Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Preferred Stocks	$–	$1,162,500	$–	$1,162,500
Corporate Bonds	–	495,900,357	–	495,900,357
Municipal Bonds	–	54,584,681	–	54,584,681
Asset Backed Securities	–	51,581,211	–	51,581,211
Collateralized Loan Obligations	–	20,978,054	–	20,978,054
Commercial Mortgage-Backed Securities	–	20,510,170	3,512,123	24,022,293
Mortgage-Backed Securities Passthrough	–	313,530,791	–	313,530,791
Residential Mortgage-Backed Securities	–	29,595,444	–	29,595,444
U.S. Treasury Bonds & Notes	–	224,798,074	–	224,798,074
Money Market Mutual Funds	17,108,543	–	–	17,108,543
Short Term Investments	–	2	–	2
Total	$17,108,543	$1,212,641,284	$3,512,123	$1,233,261,950

Segall Bryant & Hamill Quality High Yield Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$615,898	$–	$193,027	$808,925
Corporate Bonds	–	56,158,298	–	56,158,298
Commercial Mortgage-Backed Securities	–	1,379,583	1,374,309	2,753,892
Money Market Mutual Funds	276,283	–	–	276,283
Short Term Investments	–	77	–	77
Total	$892,181	$57,537,958	$1,567,336	$59,997,475

Segall Bryant & Hamill Municipal Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$3,219,891	$–	$3,219,891
Municipal Bonds	–	34,120,801	–	34,120,801
U.S. Treasury Bonds & Notes	–	1,245,298	–	1,245,298
Money Market Mutual Funds	442,238	–	–	442,238
Total	$442,238	$38,585,990	$–	$39,028,228

Segall Bryant & Hamill Colorado Tax Free Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$283,067,398	$–	$283,067,398
Money Market Mutual Funds	1,751,986	–	–	1,751,986
Short Term Investments	–	1,832	–	1,832
Total	$1,751,986	$283,069,230	$–	$284,821,216

*	For detailed descriptions of industry and/or geography classifications, see the accompanying Portfolio of Investments.
**	Other financial instruments are derivative instruments not reflected in the Statements of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Segall Bryant & Hamill Quality High Yield Fund
Investments in Securities	Balance as of December 31, 2017	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Paydowns	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2018	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2018
Common Stocks	$147,436	$-	$-	$45,592	$-	$-	$193,027	$45,592
Commercial Mortgage-Backed Security	1,420,459	6,957	7,350	29,807	(90,264)	-	1,374,309	29,807
Total	$1,567,895	$6,957	$7,350	$75,399	$(90,264)	$-	$1,567,336	$75,399

Segall Bryant & Hamill Plus Bond Fund
Investments in Securities	Balance as of December 31, 2017	Accrued discount/ premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Paydowns	Transfer in and/ or (out) of Level 3	Balance as of September 30, 2018	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at September 30, 2018
Commercial Mortgage-Backed Security	$3,630,062	$17,779	$18,783	$76,176	$(230,677)	$-	$3,512,123	$76,176
Total	$3,630,062	$17,779	$18,783	$76,176	$(230,677)	$-	$3,512,123	$76,176

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds, U.S. Government & Agency Obligations, and U.S. Treasury bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or Segall Bryant & Hamill, LLC (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, the compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. The Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, the Adviser receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. The Adviser uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee of the Board of Trustees which meets at least quarterly. The Audit Committee of the Board of Trustees then will provide a recommendation to the Board of Trustees for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2018:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at September 30, 2018	Valuation Technique	Unobservable Input(a)	Level/Range
Segall Bryant & Hamill Quality High Yield Fund
Common Stock	$193,027	Adjusted Trading	Liquidity Adjustment	10%
Commercial Mortgage-Backed Security	$1,374,309	Adjusted Spread Pricing*	Comparability Adjustment Liquidity Adjustment	0.75% 1.00%
Total	$1,567,336

Segall Bryant & Hamill Plus Bond Fund
Commercial Mortgage-Backed Security	$3,512,123	Adjusted Spread Pricing*	Comparability Adjustment Liquidity Adjustment	0.75% 1.00%
Total	$3,512,123

*	The Adviser identifies comparable security(ies) and obtains market observable spreads to Treasuries, and then adjusts for appropriate comparability or liquidity adjustments.

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Comparability Adjustment	Decrease	Increase
Liquidity Adjustment	Decrease	Increase

4. SUBSEQUENT EVENTS

The Adviser of the Segall Bryant & Hamill Large Cap Dividend Fund, the Segall Bryant & Hamill Global Large Cap Fund, the Segall Bryant & Hamill Small Cap Growth Fund II, the Segall Bryant & Hamill Small Cap Growth Fund, the Segall Bryant & Hamill Mid Cap Value Dividend Fund II and the Segall Bryant & Hamill Mid Cap Value Dividend fund, has recommended, and the Segall Bryant & Hamill Trust Board of Trustees (the “Board”) has approved, a proposal to merge (the Reorganization) the Segall Bryant & Hamill Large Cap Dividend Fund (the Acquired Fund) into the Segall Bryant & Hamill Global Large Cap Fund (the Acquiring Fund), the Segall Bryant & Hamill Small Cap Growth Fund II (the Acquired Fund) into the Segall Bryant & Hamill Small Cap Growth Fund (the Acquiring Fund) and the Segall Bryant & Hamill Mid Cap Value Dividend Fund II (the Acquired Fund) into the Segall Bryant & Hamill Mid Cap Value Dividend Fund (the Acquiring Fund), each a series of Segall Bryant & Hamill Trust. Upon the completion of the Reorganization, which is anticipated to occur on or about December 20, 2018, the Acquired Funds will distribute shares of the Acquiring Funds pro rata to shareholders of the Acquired Funds, who will then become shareholders of the Acquiring Funds. For U.S. federal income tax purposes, the Reorganization is expected to be tax-free.

Item 2 - Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEGALL BRYANT & HAMILL TRUST

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
Principal Executive Officer

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Philip L. Hildebrandt
Philip L. Hildebrandt
Principal Executive Officer

Date:	November 27, 2018

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer

Date:	November 27, 2018